UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock AMT-Free Municipal Bond Portfolio

BlackRock Kentucky Municipal Bond Portfolio

BlackRock Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 06/30/2011

Item 1	–	Report to Stockholders

June 30, 2011

Annual Report

BlackRock Funds II

▶	BlackRock AMT-Free Municipal Bond Portfolio
▶	BlackRock Kentucky Municipal Bond Portfolio
▶	BlackRock Ohio Municipal Bond Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS II	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011

	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2011	BlackRock AMT-Free Municipal Bond Portfolio

Investment Objective

BlackRock AMT-Free Municipal Bond Portfolio’s (the “Fund”) investment objective is to seek to provide shareholders with income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

•

On March 18, 2011, the Board of Trustees of the Fund approved a plan of reorganization, whereby BlackRock National Municipal Fund, a series of BlackRock Municipal Bond Fund, Inc., will acquire substantially all of the assets and assume certain stated liabilities of the Fund in exchange for newly issued shares of BlackRock National Municipal Fund. At a shareholder meeting held on June 24, 2011, shareholders of the Fund approved the plan of reorganization. The reorganization took place on July 18, 2011.

How did the Fund perform?

•	For the 12-month period ended June 30, 2011, the Fund underperformed its benchmark, the S&P®/Investortools Main Municipal Bond Index.

What factors influenced performance?

•

While the tax-exempt market saw a general trend of credit spread tightening over the past year, not all geographic regions and lower-quality sectors participated equally in the price improvement. The Fund’s holdings in California did not depreciate, but also did not improve in valuation to the same degree as other regions. However, many of the Fund’s California holdings deliver a high level of income.

•

An underweight to the tobacco sector hurt relative returns in the later half of the period when tobacco bonds rallied significantly as spreads tightened on news of greater potential for improving fundamentals in the sector.

•

The Fund engaged in Treasury futures contracts for the purpose of hedging price volatility. This strategy had a negative impact on performance as Treasury yields continued lower over the period. Amid heightening global financial tensions, particularly the sovereign debt crisis in Europe, investors fled to the relative safety of US Treasury securities.

•

The tax-exempt market experienced significant volatility and mutual fund outflows mid-period due to widespread municipal credit concerns. Given these market conditions, the Fund, at times, held relatively large reserves of cash and cash equivalents, which hindered performance due to the near-zero interest rates on cash investments versus longer assets.

•

The Fund maintained an above-industry-average coupon structure in order to maximize its income accrual. In addition, the Fund maximized its exposure to tender option bonds in order to take advantage of the historically steep municipal yield curve and low borrowing rates during the period. These strategies enabled the Fund to generate an above-average current yield, which contributed positively to total return.

Describe recent portfolio activity.

•

During the period, we utilized the tighter credit quality spreads to sell some of the Fund’s lower-rated securities that had previously lacked liquidity. These transactions enabled the Fund to take advantage of improved valuations and increase its credit quality profile. New purchases during the period were concentrated in the primary market where more generous (higher) coupon could be structured. Overall, our focus remained on maximizing the Fund’s income accrual using a high-quality asset mix, while managing NAV volatility.

Describe portfolio positioning at period end.

•

The Fund ended the period with a long duration posture relative to the benchmark index. The Fund’s cash reserves were elevated in order to maintain liquidity during periods of heightened volatility. The Fund maintained exposure to tender option bonds at the maximum level specified in the prospectus. We continue to maintain the Fund’s bias toward high-quality securities and a high average coupon rate, which stood at 6.00% at period end.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
Utilities	26%
Transportation	23
Health	17
County/City/Special District/School District	15
Education	10
State	4
Corporate	3
Housing	2

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	9%
AA/Aa	44
A	32
BBB/Baa	10
BB/Ba	3
Not Rated[2]	2

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[2]

The investment advisor has deemed certain of these securities to be of investment grade quality. The market value of these securities was $8,292,908 representing 2% of the Fund’s long-term investments.

4	BLACKROCK FUNDS II	JUNE 30, 2011

BlackRock AMT-Free Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]

The Fund invests primarily in bonds, both general obligation and revenue bonds, issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the Fund management team believes is not subject to Federal income tax, including the Federal Alternative Minimum Tax (municipal securities).

[3]

The S&P®/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended June 30, 2011

			Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
BlackRock	5.13%	4.56%	3.20%	N/A	4.51%	N/A	4.16%	N/A
Institutional	5.03	4.42	3.02	N/A	4.44	N/A	4.04	N/A
Service	4.84	4.32	2.80	N/A	4.16	N/A	3.74	N/A
Investor A	4.60	4.30	2.79	(1.62)%	4.13	3.24%	3.71	3.25%
Investor B	4.76	4.25	2.68	(1.74)	3.98	3.64	3.26	3.26
Investor C	4.06	3.91	2.01	1.03	3.37	3.37	2.93	2.93
S&P®/Investortools Main Municipal Bond Index	—	4.58	3.69	N/A	4.64	N/A	4.99	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[7]
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[5]	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[5]	Ending Account Value June 30, 2011	Expenses Paid During the Period[6]
BlackRock	$1,000.00	$1,045.60	$3.55	$2.49	$1,000.00	$1,021.32	$3.51	$1,022.36	$2.46
Institutional	$1,000.00	$1,044.20	$3.95	$2.89	$1,000.00	$1,020.93	$3.91	$1,021.97	$2.86
Service	$1,000.00	$1,043.20	$4.91	$3.85	$1,000.00	$1,019.98	$4.86	$1,021.03	$3.81
Investor A	$1,000.00	$1,043.00	$5.12	$4.05	$1,000.00	$1,019.79	$5.06	$1,020.83	$4.01
Investor B	$1,000.00	$1,042.50	$5.67	$4.61	$1,000.00	$1,019.24	$5.61	$1,020.28	$4.56
Investor C	$1,000.00	$1,039.10	$8.95	$7.89	$1,000.00	$1,016.02	$8.85	$1,017.06	$7.80

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.70% for BlackRock, 0.78% for Institutional, 0.97% for Service, 1.01% for Investor A, 1.12% for Investor B and 1.77% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.49% for BlackRock, 0.57% for Institutional, 0.76% for Service, 0.80% for Investor A, 0.91% for Investor B and 1.56% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JUNE 30, 2011	5

Fund Summary as of June 30, 2011	BlackRock Kentucky Municipal Bond Portfolio

Investment Objective

BlackRock Kentucky Municipal Bond Portfolio’s (the “Fund”) investment objective is to seek to provide shareholders with income exempt from Federal and Kentucky income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

•

On February 9, 2011, the Board of Trustees of the Trust approved a proposal to close the Fund to new and subsequent investments and to liqui date the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on February 23, 2011, the Fund no longer accepted orders to purchase Fund shares from new investors or existing shareholders. On July 14, 2011, all of the assets of the Fund were liquidated and each investor’s shares were redeemed at net asset value per share.

How did the Fund perform?

•

For the 12-month period ended June 30, 2011, the Fund underperformed its primary benchmark, the S&P®/Investortools Main Municipal Bond Index, and its secondary benchmark, the S&P®/ Investortools Kentucky Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P®/Investortools Kentucky Municipal Bond Index.

What factors influenced performance?

•

In the earlier part of the period, the Fund’s longer duration stance relative to the benchmark index detracted from performance, as the municipal market saw rates rise due to credit concerns, the phase-out of the Build America Bonds program and a general trend of rising rates on long-term investments (i.e., US Treasuries and other fixed income securities).

•

Exposure to tender option bonds benefited performance, as it allowed the Fund to take advantage of the steep yield curve and historically low short-term borrowing rates to generate a higher level of income while holding higher-quality assets. In addition, the Fund’s elevated cash position had a positive impact near the end of 2010, when the municipal market saw increased volatility and cash flows into mutual funds turned dramatically negative.

•

Toward the close of the period, Fund activity centered on selling out-of-favor credits in order to satisfy shareholder redemptions in advance of the Fund’s upcoming liquidation. The sale of the Fund’s less liquid and typically higher-yielding securities detracted from the Fund’s income component for the period. Additionally, the overall divesture process incrementally increased the Fund’s cash balance, which had a negative impact on returns due to the near-zero interest rates on cash investments versus longer-term assets.

Describe recent portfolio activity.

•

Prior to the announcement of the Fund’s liquidation, we focused on maximizing the Fund’s income accrual using a high-quality asset mix, while managing NAV volatility. During the remainder of the reporting period after the announcement, we sold the Fund’s holdings to meet shareholder redemptions and reduce exposure to out-of-favor credits.

Describe portfolio positioning at period end.

•	At period end, the Fund was in the process of liquidating its holdings in preparation for its termination on July 14, 2011.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
Utilities	39%
Transportation	24
Health	23
State	14

Credit Quality Allocation[1]	Percent of Long-Term Investments
AA/Aa	66%
A	11
BBB/Baa	23

[1]	Using the higher of S&P’s or Moody’s ratings.

6	BLACKROCK FUNDS II	JUNE 30, 2011

BlackRock Kentucky Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]

The Fund invests primarily in bonds, both general obligation and revenue bonds, issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the Fund management team believes is not subject to Federal income tax and Kentucky state income tax (municipal securities).

[3]	The S&P®/Investortools Kentucky Municipal Bond Index includes all Kentucky bonds in the S&P®/Investortools Main Municipal Bond Index.
[4]

The S&P®/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended June 30, 2011

	Standardized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
			w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.94%	1.41%	(0.61)%	N/A	3.34%	N/A	3.59%	N/A
Service	3.50	1.22	(0.86)	N/A	3.04	N/A	3.28	N/A
Investor A	3.41	1.27	(0.88)	(5.08)%	3.07	2.18%	3.23	2.78%
Investor B	3.59	1.16	(1.33)	(5.61)	2.40	2.06	2.70	2.70
Investor C	3.49	1.03	(1.34)	(2.30)	2.39	2.39	2.50	2.50
S&P®/Investortools Kentucky Municipal Bond Index	—	4.30	3.40	N/A	4.01	N/A	4.47	N/A
S&P®/Investortools Main Municipal Bond Index	—	4.58	3.69	N/A	4.64	N/A	4.99	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Including Interest Expense and Fees	Excluding Interest Expense and Fees	Beginning Account Value January 1, 2011	Including Interest Expense and Fees		Excluding Interest Expense and Fees
			Expenses Paid During the Period[6]	Expenses Paid During the Period[7]		Ending Account Value June 30, 2011	Expenses Paid During the Period[6]	Ending Account Value June 30, 2011	Expenses Paid During the Period[7]
Institutional	$1,000.00	$1,014.10	$4.09	$3.25	$1,000.00	$1,020.73	$4.11	$1,021.57	$3.26
Service	$1,000.00	$1,012.20	$5.84	$4.99	$1,000.00	$1,018.99	$5.86	$1,019.84	$5.01
Investor A	$1,000.00	$1,012.70	$5.34	$4.49	$1,000.00	$1,019.49	$5.36	$1,020.33	$4.51
Investor B	$1,000.00	$1,011.60	$6.73	$5.89	$1,000.00	$1,018.10	$6.76	$1,018.94	$5.91
Investor C	$1,000.00	$1,010.30	$7.38	$6.53	$1,000.00	$1,017.46	$7.40	$1,018.30	$6.56

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.82% for Institutional, 1.17% for Service, 1.07% for Investor A, 1.35% for Investor B and 1.48% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.65% for Institutional, 1.00% for Service, 0.90% for Investor A, 1.18% for Investor B and 1.31% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JUNE 30, 2011	7

Fund Summary as of June 30, 2011	BlackRock Ohio Municipal Bond Portfolio

Investment Objective

BlackRock Ohio Municipal Bond Portfolio’s (the “Fund”) investment objective is to seek to provide shareholders with income exempt from Federal and Ohio income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

•

On February 9, 2011, the Board of Trustees of the Trust approved a proposal to close the Fund to new and subsequent investments and to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on February 23, 2011, the Fund no longer accepted orders to purchase Fund shares from new investors or existing shareholders. On July 14, 2011, all of the assets of the Fund were liquidated and each investor’s shares were redeemed at net asset value per share.

How did the Fund perform?

•

For the 12-month period ended June 30, 2011, the Fund underperformed its primary benchmark, the S&P®/Investortools Main Municipal Bond Index, and its secondary benchmark, the S&P®/ Investortools Ohio Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P®/Investortools Ohio Municipal Bond Index.

What factors influenced performance?

•

In the earlier part of the period, the Fund’s longer duration stance relative to the benchmark index detracted from performance, as the municipal market saw rates rise due to credit concerns, the phase-out of the Build America Bonds program and a general trend of rising rates on long-term investments (i.e., US Treasuries and other fixed income securities).

•

The Fund capitalized on tightening credit quality spreads resulting from generous cash flows into mutual funds at the beginning of the reporting period. In this environment, we were able to sell lower-quality securities that had outperformed and that had limited liquidity in past periods.

•

Toward the close of the period, Fund activity centered on selling out-of-favor credits in order to satisfy shareholder redemptions in advance of the Fund’s upcoming liquidation. The sale of the Fund’s less liquid and typically higher-yielding securities detracted from the Fund’s income component for the period. Additionally, the overall divesture process incrementally increased the Fund’s cash balance, which had a negative impact on returns due to the near-zero interest rates on cash investments versus longer-term assets.

Describe recent portfolio activity.

•

Prior to the announcement of the Fund’s liquidation, we focused on maximizing the Fund’s income accrual using a high-quality asset mix, while managing NAV volatility. During the remainder of the reporting period after the announcement, we sold the Fund’s holdings to meet shareholder redemptions and reduce exposure to out-of-favor credits.

Describe portfolio positioning at period end.

•	At period end, the Fund was in the process of liquidating its holdings in preparation for its termination on July 14, 2011.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
State	34%
Education	33
Utilities	12
County/City/Special District/School District	9
Housing	8
Health	4

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	37%
AA/Aa	44
A	15
BBB/Baa	4

[1]	Using the higher of S&P’s or Moody’s ratings.

8	BLACKROCK FUNDS II	JUNE 30, 2011

BlackRock Ohio Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]

The Fund invests primarily in bonds, both general obligation and revenue bonds, issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the Fund management team believes is not subject to Federal income tax and Ohio state income tax (municipal securities).

[3]	The S&P®/Investortools Ohio Municipal Bond Index includes all Ohio bonds in the S&P®/Investortools Main Municipal Bond Index.
[4]

The S&P®/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended June 30, 2011

	Standardized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
			w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.35%	(0.14)%	(2.00)%	N/A	3.37%	N/A	3.92%	N/A
Service	0.92	(0.31)	(2.30)	N/A	3.06	N/A	3.62	N/A
Investor A	0.94	(0.29)	(2.26)	(6.39)%	3.11	2.21%	3.56	3.11%
Investor B	0.93	(0.48)	(2.87)	(7.10)	2.29	1.94	3.00	3.00
Investor C	0.83	(0.46)	(2.82)	(3.77)	2.31	2.31	2.79	2.79
S&P®/Investortools Ohio Municipal Bond Index	—	5.29	3.74	N/A	4.08	N/A	4.66	N/A
S&P®/Investortools Main Municipal Bond Index	—	4.58	3.69	N/A	4.64	N/A	4.99	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Including Interest Expense and Fees	Excluding Interest Expense and Fees	Beginning Account Value January 1, 2011	Including Interest Expense and Fees		Excluding Interest Expense and Fees
			Expenses Paid During the Period[6]	Expenses Paid During the Period[7]		Ending Account Value June 30, 2011	Expenses Paid During the Period[6]	Ending Account Value June 30, 2011	Expenses Paid During the Period[7]
Institutional	$1,000.00	$998.60	$3.57	$2.97	$1,000.00	$1,021.22	$3.61	$1,021.82	$3.01
Service	$1,000.00	$996.90	$5.10	$4.51	$1,000.00	$1,019.69	$5.16	$1,020.28	$4.56
Investor A	$1,000.00	$997.10	$4.85	$4.26	$1,000.00	$1,019.93	$4.91	$1,020.53	$4.31
Investor B	$1,000.00	$995.20	$6.88	$6.28	$1,000.00	$1,017.90	$6.95	$1,018.50	$6.36
Investor C	$1,000.00	$995.40	$6.98	$6.38	$1,000.00	$1,017.80	$7.05	$1,018.40	$6.46

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.72% for Institutional, 1.03% for Service, 0.98% for Investor A, 1.39% for Investor B and 1.41% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.91% for Service, 0.86% for Investor A, 1.27% for Investor B and 1.29% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JUNE 30, 2011	9

About Fund Performance

•

BlackRock and Institutional Shares are not subject to any sales charge. BlackRock and Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to December 22, 2003, BlackRock AMT-Free Municipal Bond Portfolio’s BlackRock Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect BlackRock Shares fees. BlackRock Shares are only offered by the BlackRock AMT- Free Municipal Bond Portfolio.

•	Service Shares are not subject to any sales charge (front-end load) or deferred sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee).

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Investor B Shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, a Fund’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after November 1, 2011. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK FUNDS II	JUNE 30, 2011

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance their yields and net asset values (“NAVs”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAVs per share. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on the Funds performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Fund’s NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. A Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	11

Schedule of Investments June 30, 2011	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities – 0.0%
Ginnie Mae Mortgage-Backed Securities, 6.00%, 11/15/31	$1	$1,508

Municipal Bonds
Alabama – 1.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, (AGC):
6.00%, 6/01/34	1,085	1,158,845
6.00%, 6/01/39	3,415	3,630,418
Prattville Industrial Development Board, RB, Recovery Zone Facility, Series C, (International Paper Co. Guaranty), 6.25%, 11/01/33	3,355	3,489,301

		8,278,564

California – 12.3%
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,100	4,171,873
Sutter Health, Series B, 6.00%, 8/15/42	3,965	4,192,869
California Health Facilities Financing Authority, Refunding, RB, Stanford Hospital, Series A-3, 5.50%, 11/15/40	250	254,535
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,975	2,080,366
California Statewide Communities Development Authority, RB, Catholic Healthcare West, Series E, 5.50%, 7/01/31	2,275	2,289,992
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed, 5.88%, 2/15/34	975	1,041,349
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	1,075	1,155,098
County of Sacramento California, RB, PFC/Grant, Sub-Series C:
6.00%, 7/01/39	2,925	3,043,492
6.00%, 7/01/41	5,455	5,672,709
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 9/01/34	1,800	1,902,060
Metropolitan Water District of Southern California, Refunding, RB, Series C, 5.00%, 7/01/31	6,000	6,361,020
Modesto Irrigation District, COP, Capital Improvement, Series A, 6.00%, 10/01/39	1,860	1,929,750
Pittsburg Redevelopment Agency, Refunding, TAN, Subordinate, Los Medanos Community Project, Series A, 6.50%, 9/01/28	2,020	1,984,973
Sacramento County Water Financing Authority, RB, Water Agency Zones 40 & 41, Series A, (NPFGC), 5.00%, 6/01/26	5,000	5,141,550
San Joaquin County Transportation Authority, RB, Limited Tax Measure K, Series A, 6.00%, 3/01/36	2,130	2,318,846
State of California, GO, Various Purpose, 6.50%, 4/01/33	9,710	10,787,130
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	3,225	3,500,447

		57,828,059

Colorado – 0.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	775	836,674

Delaware – 0.6%
County of Sussex Delaware, RB, NRG Energy, Inc. Indian River Project, (NRG Energy, Inc. Liquidity Agreement), 6.00%, 10/01/40	3,000	3,008,430

District of Columbia – 0.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30	3,530	3,913,217

Florida – 7.4%
City of Tampa Florida, Refunding, RB (AGM), 6.00%, 10/01/16	1,455	1,741,926
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	1,550	1,725,088
Series B-1, 6.00%, 7/01/38	5,000	5,384,050
County of Miami-Dade Florida, Refunding, RB, Series C, 6.00%, 10/01/23	5,000	5,684,500
Florida State Board of Education, GO:
Series A, 5.38%, 6/01/33	4,000	4,282,160
Series A, 5.50%, 6/01/38	4,775	5,123,527
Florida State Board of Education, RB, Series A, 5.75%, 7/01/28	3,890	4,259,317
JEA, RB, Scherer 4 Project, Series A, 6.00%, 10/01/37	3,000	3,222,360
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,000	1,013,250
Panther Trace II Community Development District, Special Assessment, 5.13%, 11/01/13	2,215	1,990,244

		34,426,422

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	GARB	General Airport Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond Assurance	HFA	Housing Finance Agency
		Corp.	ICC	International Chamber of Commerce
	AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
	BHAC	Berkshire Hathaway Assurance	MRB	Mortgage Revenue Bonds
		Corp.	NPFGC	National Public Finance Guarantee
	COP	Certificates of Participation		Corp.
	FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
	FSA	Financial Security Assurance, Inc.	TAN	Tax Anticipation Notes

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia – 2.1%
City of Atlanta Georgia, Refunding, RB, General Series C, 6.00%, 1/01/30	$5,000	$5,550,250
DeKalb County Hospital Authority, RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	750	719,010
Forsyth County School District, GO, 6.70%, 7/01/12	440	452,434
Municipal Electric Authority of Georgia, RB, General Resolution Projects, Sub-Series D, 6.00%, 1/01/23	2,000	2,248,700
Municipal Electric Authority of Georgia, Refunding, RB, Series BB, (GO of Participants), 5.70%, 1/01/19	950	1,073,975

		10,044,369

Illinois – 3.4%
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A, (AGC), 6.00%, 6/01/26	2,575	2,845,298
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	1,210	1,304,816
Navistar International Recovery Zone, (Navistar, Inc. Guaranty), 6.50%, 10/15/40	3,000	3,081,030
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,845	1,959,242
Northwestern Memorial Hospital, Series B, 6.00%, 8/15/39	1,200	1,232,148
University of Chicago, Series B, 6.25%, 7/01/38	5,000	5,619,550

		16,042,084

Indiana – 3.4%
Indiana Finance Authority, RB:
Parkview Health System, Series A, 5.75%, 5/01/31	1,520	1,565,235
Various Purpose, Duke Energy Industry, Series B, 6.00%, 8/01/39	1,665	1,763,202
Indiana Finance Authority, Refunding, RB, Trinity Health, Series A, 5.62%, 12/01/38	2,000	2,061,400
Indiana Health Facility Financing Authority, Indiana, RB, Methodist Hospital, Inc., 5.50%, 9/15/31	1,320	1,113,697
Indiana Municipal Power Agency, Indiana, RB, Series B, 6.00%, 1/01/39	2,120	2,208,234
Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A:
5.50%, 1/01/29	2,000	2,107,940
(AGC), 5.50%, 1/01/38	5,000	5,202,350

		16,022,058

Kentucky – 1.5%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,200	1,186,644
Kentucky State Property & Building Commission, Refunding, RB, 5.50%, 11/01/28	2,650	2,835,686
Louisville & Jefferson County Metropolitan Government, RB, Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/37	3,000	3,029,700

		7,052,030

Louisiana – 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Westlake Chemical Corp., Series A, Remarketed, 6.50%, 8/01/29	3,335	3,467,066
Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	2,800	2,898,056
New Orleans Aviation Board, Louisiana, Refunding, RB, Restructuring GARB, Series A-2, (AGC), 6.00%, 1/01/23	1,370	1,540,428

		7,905,550

Maryland – 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Charlestown Community, 6.25%, 1/01/41	1,000	1,017,180
Massachusetts – 0.4%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,396,051
Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/35(a)	1,000	559,800

		1,955,851

Michigan – 3.0%
City of Detroit Michigan, RB, Second Lien, Series B, Remarketed, (AGM):
6.25%, 7/01/36	1,015	1,102,716
7.00%, 7/01/36	1,250	1,428,288
City of Detroit Michigan, Refunding, RB, Second Lien, Series C, Remarketed, (BHAC, FGIC), 5.75%, 7/01/26	5,000	5,255,400
Michigan State Building Authority, Refunding, RB, Facilities Program, Series I:
6.00%, 10/15/38	1,355	1,430,053
6.25%, 10/15/38	1,250	1,338,863
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	2,935	3,375,661

		13,930,981

Minnesota – 0.2%
City of Minneapolis Minnesota, RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,000	1,083,050
Missouri – 0.3%
City of St. Louis Missouri, RB, Lambert St. Louis International, Series A-1, 6.25%, 7/01/29	1,175	1,243,902
Nevada – 4.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,475	1,587,351
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/38	6,685	7,302,359
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	10,000	10,294,500

		19,184,210

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	13

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Hampshire – 0.8%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	$3,285	$3,498,886

New Jersey – 4.7%
Monmouth County Improvement Authority, RB, Brookdale Community College Project (County Guaranty), 6.00%, 8/01/38	3,600	4,007,448
New Jersey Educational Facilities Authority, Refunding, RB:
Kean University, Series A, (AGC,ICC), 5.50%, 9/01/36	1,850	1,926,387
University Medical & Dentistry, Series B, 7.13%, 12/01/23	1,000	1,148,570
University Medical & Dentistry, Series B, 7.50%, 12/01/32	1,000	1,122,850
New Jersey Health Care Facilities Financing Authority, RB, AHS Hospital Corp.,6.00%, 7/01/41	500	519,815
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	3,140	3,399,490
New Jersey Transportation Trust Fund Authority, RB, Transportation Systems, Series A, (State Appropriation):
5.13%, 6/15/28	5,520	5,595,072
5.13%, 6/15/29	4,010	4,055,112

		21,774,744

New York – 8.7%
Chautauqua County Industrial Development Agency, RB, Dunkirk Power Project, Remarketed, (NRG Energy, Inc. Guaranty), 5.88%, 4/01/42	500	476,625
City of New York New York, GO, Series E-1, 6.25%, 10/15/28	2,500	2,848,125
Long Island Power Authority, RB:
General Series A, 6.00%, 5/01/33	9,025	9,878,856
Series A, 6.25%, 4/01/33	2,210	2,454,470
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	4,400	5,050,892
New York City Housing Development Corp., RB, Series M, 6.88%, 11/01/38	2,085	2,201,885
New York State Dormitory Authority, RB:
Education, Series B, 5.75%, 3/15/36	3,000	3,295,020
Fordham University, Series A, 5.20%, 7/01/30	1,000	1,031,430
New York State Environmental Facilities Corp., RB, NYC Municipal Water Project, Series K, 5.00%, 6/15/28	7,500	7,714,950
Triborough Bridge & Tunnel Authority, New York, RB, General Series A-2, 5.38%, 11/15/38	3,150	3,309,075
Westchester County Industrial Development Agency, New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	2,500	2,394,850

		40,656,178

North Carolina – 0.2%
North Carolina Medical Care Commission, RB, FirstHealth Carolinas Project, Series A, 6.13%, 10/01/39	675	695,635

Ohio – 1.3%
County of Lucas Ohio, RB, ProMedica Healthcare, Series A, 6.50%, 11/15/37	1,915	2,110,924
State of Ohio, Refunding, RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	4,000	4,118,800

		6,229,724

Pennsylvania – 2.3%
Allegheny County Hospital Development Authority, RB, Health System West Penn, Series A, 5.38%, 11/15/40	2,000	1,661,380
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	1,600	1,611,824
Dauphin County General Authority, RB, Pinnacle Health Systems Project, Series A, 6.00%, 6/01/29	4,225	4,299,276
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania American Water Co. Project, 6.20%, 4/01/39	1,000	1,065,670
Various Purpose, Allegheny Energy Supply Co., 7.00%, 7/15/39	2,000	2,096,180

		10,734,330

Rhode Island – 0.8%
Rhode Island Health & Educational Building Corp., RB:
Hospital Financing, Lifespan Obligation, Series A, (AGC), 7.00%, 5/15/39	1,350	1,513,242
Public Schools Financing Program, Series E, (AGC), 6.00%, 5/15/29	2,250	2,443,612

		3,956,854

Texas – 9.4%
City of Houston Texas, Refunding, RB, Combined, First Lien, Series A, (AGC), 6.00%, 11/15/35	4,800	5,326,416
Harris County Cultural Education Facilities Finance Corp., Refunding, RB, St. Luke’s, 5.62%, 2/15/25	2,000	2,155,800
Harris County Health Facilities Development Corp., Refunding, RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	1,500	1,662,165
7.25%, 12/01/35	500	551,730
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.25%, 8/15/39	350	356,433
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed, 6.30%, 11/01/29	1,475	1,546,346
North Texas Tollway Authority, Refunding, RB:
First Tier, Series K-2, (AGC, ICC), 6.00%, 1/01/38	2,225	2,330,198
Toll 2nd Tier, Series F, 6.13%, 1/01/31	6,575	6,765,938
State of Texas, Refunding, GO, Water Financial Assistance, 5.75%, 8/01/22	3,445	3,456,988
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	10,000	10,376,000

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure, 7.00%, 6/30/40	$4,815	$5,098,074
Note Mobility, 6.88%, 12/31/39	4,315	4,587,147

		44,213,235

Utah – 0.0%
City of Salt Lake City Utah, Refunding, RB, IHC Hospitals, Inc., Series A, 8.13%, 5/15/15(b)	50	56,502

Washington – 3.2%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	7,055	7,192,643
Washington Health Care Facilities Authority, Washington, RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	2,075	2,225,728
Multicare Health Systems, Series B, (AGC), 6.00%, 8/15/39	2,000	2,109,400
Swedish Health Services, Series A, 6.75%, 11/15/41	3,300	3,494,700

		15,022,471

Wisconsin – 0.6%
State of Wisconsin, RB, Series A, (State Appropriation), 6.00%, 5/01/36	2,500	2,727,925

Puerto Rico – 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A, 6.50%, 8/01/44	5,000	5,383,350

Total Municipal Bonds – 76.6%		358,722,465

Municipal Bonds Transferred to Tender Option
Bond Trusts(c)
Arizona – 5.2%
City of Mesa Arizona, Utility Systems RB, Series 2011, 5.00%, 1/01/19	5,000	5,102,600
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/37	19,160	19,460,621

		24,563,221

California – 6.8%
Los Angeles Department of Airports, Senior RB, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,880	4,883,172
Los Angeles Department of Water & Power, RB, Power Systems, Sub-Series A-1, (AMBAC), 5.00%, 7/01/37	7,500	7,577,400
Metropolitan Water District of Southern California, RB:
Series A, (AGM), 5.00%, 7/01/30	6,825	6,986,663
Series B, 5.00%, 7/01/35	3,170	3,245,087
San Jose California Financing Authority, RB, Civic Center Project, Series B, (AMBAC), 5.00%, 6/01/32	9,060	8,955,357

		31,647,679

Florida – 3.4%
Florida State Board of Education, GO, Series 2006C, 5.00%, 6/01/37	15,545	15,965,083

Municipal Bonds Transferred to Tender Option Bond Trusts(c)
Indiana – 1.5%
Indianapolis Local Public Improvement Bond Bank, RB, Pilot Infrastructure Project, Series F, (AGM), 5.00%, 1/01/40	7,000	7,024,010

Massachusetts – 2.2%
Massachusetts School Building Authority, RB, Series A, (AMBAC), 9.52%, 8/15/37	10,000	10,216,200

New York – 2.2%
Harris County Flood Control District, Refunding, RB, Contract Tax, Series A, 5.00%, 10/01/39	10,000	10,374,300

Texas – 3.7%
City of Houston Texas, Airport System RB, Sub-Lien, 5.00%, 7/01/32	11,980	12,020,612
City of San Antonio Texas, Refunding, Electric & Gas RB, 5.01%, 2/01/32	5,210	5,374,506

		17,395,118
Washington – 3.7%
Central Puget Sound Regional Transit Authority, RB, Sales & Use Tax, Series A, 5.00%, 11/01/36	8,660	8,828,957
Central Puget Sound Regional Transit Authority, Residuals, RB, Series 3198X, (AGM), 5.00%, 11/01/34	8,500	8,684,535

		17,513,492

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 28.7%		134,699,103

Total Long-Term Investments (Cost – $479,344,137) – 105.3%		493,423,076

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01%(d)(e)	32,829,342	32,829,342

Total Short-Term Securities (Cost – $32,829,342) – 7.0%		32,829,342

Total Investments (Cost – $512,173,479*) – 112.3%		526,252,418
Other Assets Less Liabilities – 1.9%		8,815,274
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (14.2)%		(66,403,048)

Net Assets – 100.0%		$468,664,644

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$445,973,801

Gross unrealized appreciation	$16,958,053
Gross unrealized depreciation	(2,914,436)

Net unrealized appreciation	$14,043,617

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.
(b)	Security is collateralized by Municipal or US Treasury obligations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	15

Schedule of Investments (concluded)	BlackRock AMT-Free Municipal Bond Portfolio

(c)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at June 30, 2011	Income
FFI Institutional Tax-Exempt Fund	42,707,117	(9,877,775)	32,829,342	$36,510

(e)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$493,423,076	–	$493,423,076
Short-Term Securities	$32,829,342	–	–	32,829,342

Total	$32,829,342	$493,423,076	–	$526,252,418

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (Liquidation Basis) June 30, 2011	BlackRock Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky – 44.9%
Health – 11.9%
Kentucky Economic Development Finance Authority, Kentucky, RB:
Norton Healthcare, Series A, 6.62%, 10/01/28	$380	$380,969
Owensboro Medical Health Systems, Series A, 6.50%, 3/01/45	750	749,910

		1,130,879

Transportation – 12.4%
Kentucky Turnpike Authority, Kentucky, Refunding, RB, Revitalization Projects, Series A, (AMBAC), 5.50%, 7/01/15	1,010	1,172,357

Utilities – 20.6%
Lexington-Fayette Urban County Government, RB, Series A, 5.00%, 7/01/11(a)	1,935	1,954,602

		4,257,838

Puerto Rico – 7.1%
State – 7.1%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement, Series A-4, Remarketed, (AGM), 5.25%, 7/01/30	145	145,970
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A, 6.38%, 8/01/39	500	534,270

		680,240

Total Long-Term Investments (Cost – $4,736,179) – 52.0%		4,938,078

Short-Term Securities
Municipal Bonds – 34.8%
Kentucky – 29.5%
Health – 8.4%
Kentucky Economic Development Finance Authority, Kentucky, RB, Various Purpose, Baptist Healthcare Systems, Series B-1, (JPMorgan Chase Bank LOC), 0.06%, 7/01/11(b)	800	800,000

State – 10.5%
Louisville & Jefferson County Visitors and Convention Commission, Refunding, RB, Various Purpose, Kentucky International Convention, Series B, (FSA), 0.05%, 7/01/11(b)	1,000	1,000,000

Transportation – 10.6%
Louisville Regional Airport Authority, RB, Various Purpose, UPS Worldwide Forwarding, Series A, AMT, 0.05%, 7/01/11(b)	1,000	1,000,000

		2,800,000
Puerto Rico – 5.3%
State – 5.3%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement, Various Purpose, Series A-2, (AGM), 0.09%, 7/07/11(b)	500	500,000

		3,300,000

Other Mutual Funds – 12.6%	Shares
FFI Institutional Tax-Exempt Fund, 0.01%(c)(d)	1,194,346	1,194,346

Total Short-Term Securities (Cost – $4,494,346) – 47.4%		4,494,346

Total Investments (Cost – $9,230,525*) – 99.4%		9,432,424
Other Assets Less Liabilities – 0.6%		56,187

Net Assets – 100.0%		$9,488,611

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,207,156

Gross unrealized appreciation	$227,925
Gross unrealized depreciation	(2,657)

Net unrealized appreciation	$225,268

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at June 30, 2011	Income
FFI Institutional Tax-Exempt Fund	287,640	906,706	1,194,346	$4,243

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	17

Schedule of Investments (Liquidation Basis) (concluded)	BlackRock Kentucky Municipal Bond Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$4,938,078	–	$4,938,078
Short-Term Securities	$1,194,346	3,300,000	–	4,494,346

Total	$1,194,346	$8,238,078	–	$9,432,424

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (Liquidation Basis) June 30, 2011	BlackRock Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio – 33.1%
County/City/Special District/School District – 4.8%
Miamisburg City School District, GO, School Facilities Construction & Improvement, 5.00%, 12/01/33	$500	$510,540
Vandalia Butler City School District, GO, School Improvement, 5.13%, 12/01/37	500	513,230

		1,023,770

Education – 16.4%
Ohio State University, RB, Series A, 5.25%, 12/01/12(a)	2,290	2,447,712
University of Cincinnati, RB, Series A, (NPFGC, FGIC), 5.00%, 6/01/31	1,065	1,067,993

		3,515,705

Health – 2.1%
City of Steubenville Ohio, Refunding, RB, Trinity Health Systems, 5.00%, 10/01/30	500	456,090

Housing – 4.0%
County of Franklin Ohio, RB, Wellington Village Project, Series A, (Ginnie Mae), AMT, 5.40%, 2/20/43	250	248,480
Ohio HFA, Ohio Mortgage-Backed Securities, RB, Series F, (Ginnie Mae, Fannie Mae, Freddie Mac), 5.45%, 9/01/33	590	605,192

		853,672

Utilities – 5.8%
City of Columbus, Ohio System RB, Series A, 4.25%, 6/01/30	1,270	1,247,267

		7,096,504
Puerto Rico – 16.9%
State – 16.9%
Puerto Rico Public Finance Corp. Commonwealth, RB, Appropriation, Series E, 5.50%, 2/01/12(a)	2,990	3,080,597
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A, 6.38%, 8/01/39	500	534,270

		3,614,867

Total Long-Term Investments (Cost – $10,359,527) – 50.0%		10,711,371

Short-Term Securities
Municipal Bonds – 23.8%
Ohio – 23.8%
Corporate – 1.4%
Ohio State Water Development Authority, Refunding, RB, Various Purpose, 0.03%, 7/01/11(b)	300	300,000

Education – 1.4%
Cleveland-Cuyahoga County Port Authority, RB, Various Purpose, Laurel School Project, (JPMorgan Chase Bank LOC), 0.10%, 7/01/11(b)	300	300,000

Short-Term Securities
Health – 21.0%
Akron Bath Copley Joint Township Hospital District, RB, Various Purpose, Hospital Facilities Akron General Health, (JPMorgan Chase Bank LOC), 0.07%, 7/07/11(b)	1,500	1,500,000
City of Lima Ohio, RB, Various Purpose, Lima Memorial Hospital Project, (JPMorgan Chase Bank LOC), 0.13%, 7/07/11(b)	400	400,000
County of Trumbull Ohio, Refunding, RB, Various Purpose, Sheperd, Remarketed, (Radian Guaranty, M&T Bank LOC), 0.11%, 7/07/11(b)	1,100	1,100,000
Ohio Higher Educational Facility Commission, RB, Various Purpose, Hospital Cleveland Clinic, 0.03%, 7/01/11(b)	1,500	1,500,000

		4,500,000

		5,100,000

Other Mutual Funds – 27.1%	Shares
CMA Ohio Municipal Money Fund, 0.04%(c)(d)	5,375,013	5,375,013
Wilmington Tax-Free Money Market Fund, 0.01%(d)	449,359	449,359

		5,824,372

Total Short-Term Securities (Cost – $10,924,372) – 50.9%		10,924,372

Total Investments (Cost – $21,283,899*) – 100.9%		21,635,743
Liabilities in Excess of Other Assets – (0.9)%		(196,165)

Net Assets – 100.0%		$21,439,578

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$21,277,186

Gross unrealized appreciation	$394,711
Gross unrealized depreciation	(36,154)

Net unrealized appreciation	$358,557

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at June 30, 2011	Income
CMA Ohio Municipal Money Fund	2,276,027	3,098,986	5,375,013	$1,204

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	19

Schedule of Investments (Liquidation Basis) (concluded)	BlackRock Ohio Municipal Bond Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$10,711,371	–	$10,711,371
Short-Term Securities	$5,824,372	5,100,000	–	10,924,372

Total	$5,824,372	$15,811,371	–	$21,635,743

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	JUNE 30, 2011

Statements of Assets and Liabilities

June 30, 2011	BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio[1]	BlackRock Ohio Municipal Bond Portfolio[1]
Assets
Investments at value – unaffiliated[2]	$493,423,076	$8,238,078	$16,260,730
Investments at value – affiliated[3]	32,829,342	1,194,346	5,375,013
Interest receivable	8,145,767	105,428	126,308
Investments sold receivable	2,560,532	71,717	–
Capital shares sold receivable	624,332	1,687	6,272
Receivable from advisor	31,885	5,274	1,840
Dividends receivable – affiliated	1,719	59	331
Prepaid expenses	15,903	3,592	3,508

Total assets	537,632,556	9,620,181	21,774,002

Accrued Liabilities
Income dividends payable	1,635,363	9,435	17,088
Capital shares redeemed payable	445,305	63,194	235,655
Interest expense and fees payable	168,048	–	–
Other affiliates payable	132,903	14,942	24,167
Investment advisory fees payable	85,478	–	411
Professional fees payable	37,825	36,220	36,967
Service and distribution fees payable	30,589	1,531	3,416
Investments purchased payable	15,941	–	–
Officer’s and Trustees’ fees payable	5,111	1,258	1,277
Other accrued expenses payable	176,349	4,990	15,443

Total accrued liabilities	2,732,912	131,570	334,424

Other Liabilities
TOB trust certificates	66,235,000	–	–

Total Liabilities	68,967,912	131,570	334,424

Net Assets	$468,664,644	$9,488,611	$21,439,578

Net Assets Consist of
Paid-in capital	$480,644,348	$12,063,701	$26,461,502
Undistributed net investment income	815,859	620,789	217,610
Accumulated net realized loss	(26,874,502)	(3,397,778)	(5,591,378)
Net unrealized appreciation/depreciation	14,078,939	201,899	351,844

Net Assets	$468,664,644	$9,488,611	$21,439,578

[1] Liquidation basis.
[2] Investments at cost – unaffiliated	$479,344,137	$8,036,179	$15,908,886
[3] Investments at cost – affiliated	$32,829,342	$1,194,346	$5,375,013

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	21

Statements of Assets and Liabilities (concluded)

June 30, 2011	BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio[1]	BlackRock Ohio Municipal Bond Portfolio[1]
Net Asset Value
BlackRock
Net assets	$336,914	–	–

Shares outstanding[2]	32,029	–	–

Net asset value	$10.52	–	–

Institutional
Net assets	$389,178,210	$3,081,893	$7,655,932

Shares outstanding[2]	37,032,065	349,681	780,755

Net asset value	$10.51	$8.81	$9.81

Service
Net assets	$8,496,597	$80,805	$337,503

Shares outstanding[2]	809,363	9,160	34,370

Net asset value	$10.50	$8.82	$9.82

Investor A
Net assets	$46,553,893	$4,757,100	$8,996,475

Shares outstanding[2]	4,428,525	539,824	917,008

Net asset value	$10.51	$8.81	$9.81

Investor B
Net assets	$694,596	$226,746	$425,904

Shares outstanding[2]	66,087	25,736	43,408

Net asset value	$10.51	$8.81	$9.81

Investor C
Net assets	$23,404,434	$1,342,067	$4,023,764

Shares outstanding[2]	2,226,712	151,956	409,911

Net asset value	$10.51	$8.83	$9.82

[1]	Liquidation basis.

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	JUNE 30, 2011

Statements of Operations

Year Ended June 30, 2011	BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio[1]	BlackRock Ohio Municipal Bond Portfolio[1]
Investment Income
Interest	$26,572,200	$3,231,162	$5,160,731
Dividends – affiliated	36,510	4,243	1,204
Dividends	863	506	482

Total income	26,609,573	3,235,911	5,162,417

Expenses
Investment advisory	2,401,350	340,819	510,770
Transfer agent – class specific	770,967	95,075	167,530
Service and distribution – class specific	389,794	79,563	134,890
Administration	359,934	46,475	76,615
Administration – class specific	120,085	15,526	25,548
Professional	53,779	50,732	51,103
Printing	69,774	17,259	22,512
Registration	92,579	21,370	19,373
Reorganization	87,067	–	–
Custodian	32,970	7,606	10,042
Officer and Trustees	25,618	12,282	16,671
Miscellaneous	75,176	18,605	23,828
Recoupment of past waived fees – class specific	16,443	680	24

Total expenses excluding interest expense and fees	4,495,536	705,992	1,058,906
Interest expense and fees[2]	471,687	32,945	40,833

Total expenses	4,967,223	738,937	1,099,739
Less fees waived by advisor	(868,247)	(131,318)	(111,961)
Less administration fees waived	(3,995)	(2,335)	(890)
Less administration fees waived – class specific	(97,355)	(12,587)	(22,311)
Less distribution fees waived – class specific	–	(5,835)	(14,649)
Less transfer agent fees waived – class specific	(1,531)	(283)	(716)
Less transfer agent fees reimbursed – class specific	(416,722)	(61,581)	(157,411)
Less expenses reimbursed by advisor	(5,806)	(18,092)	(766)

Total expenses after fees waived and reimbursed	3,573,567	506,906	791,035

Net investment income	23,036,006	2,729,005	4,371,382

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments	(3,303,731)	(2,084,935)	(3,388,647)
Financial futures contracts	(2,234,306)	(44,457)	(71,131)

	(5,538,037)	(2,129,392)	(3,459,778)

Net change in unrealized appreciation/depreciation on:
Investments	(5,108,274)	(2,124,241)	(4,358,812)
Financial futures contracts	156,811	31,518	50,430

	(4,951,463)	(2,092,723)	(4,308,382)

Total realized and unrealized loss	(10,489,500)	(4,222,115)	(7,768,160)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,546,506	$(1,493,110)	$(3,396,778)

[1]	Liquidation basis.
[2]	Related to tender option bond trusts. Includes interest expense and fees incurred.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	23

Statements of Changes in Net Assets

	BlackRock AMT-Free Municipal Bond Portfolio		BlackRock Kentucky Municipal Bond Portfolio		BlackRock Ohio Municipal Bond Portfolio
	Year Ended June 30,		Year Ended June 30,		Year Ended June 30,
Increase (Decrease) in Net Assets:	2011	2010	2011[1]	2010	2011[1]	2010
Operations
Net investment income	$23,036,006	$19,572,772	$2,729,005	$3,502,055	$4,371,382	$5,259,423
Net realized gain (loss)	(5,538,037)	(86,273)	(2,129,392)	1,580	(3,459,778)	465,860
Net change in unrealized appreciation/depreciation	(4,951,463)	21,102,462	(2,092,723)	3,025,399	(4,308,382)	4,988,732

Net increase (decrease) in net assets resulting from operations	12,546,506	40,588,961	(1,493,110)	6,529,034	(3,396,778)	10,714,015

Dividends to Shareholders From
Net investment income:
BlackRock	(416,799)	(627,092)	–	–	–	–
Institutional	(18,965,285)	(16,085,674)	(2,085,835)	(2,674,797)	(3,312,800)	(4,273,646)
Service	(169,077)	(73,974)	(8,514)	(8,506)	(106,260)	(127,294)
Investor A	(2,459,984)	(1,977,223)	(425,078)	(494,135)	(630,871)	(552,877)
Investor B	(42,945)	(63,708)	(18,096)	(37,152)	(20,452)	(53,033)
Investor C	(957,211)	(685,229)	(173,634)	(232,896)	(267,963)	(309,071)

Decrease in net assets resulting from dividends to shareholders	(23,011,301)	(19,512,900)	(2,711,157)	(3,447,486)	(4,338,346)	(5,315,921)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	3,211,047	90,636,817	(70,947,650)	12,088,458	(98,878,409)	13,569,710

Net Assets
Total increase (decrease) in net assets	(7,253,748)	111,712,878	(75,151,917)	15,170,006	(106,613,533)	18,967,804
Beginning of year	475,918,392	364,205,514	84,640,528	69,470,522	128,053,111	109,085,307

End of year	$468,664,644	$475,918,392	$9,488,611	$84,640,528	$21,439,578	$128,053,111

Undistributed net investment income	$815,859	$1,040,531	$620,789	$650,848	$217,610	$293,458

[1]	Liquidation basis.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	JUNE 30, 2011

Statement of Cash Flows

Year Ended June 30, 2011	BlackRock AMT-Free Municipal Bond Portfolio
Cash Used in Operating Activities
Net increase in net assets resulting from operations	$12,546,506
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Decrease in cash pledged as collateral for financial futures contracts	156,000
Increase in interest receivable	(933,996)
Decrease in dividends receivable – affiliated	3,027
Decrease in prepaid expenses	30,506
Decrease in receivable from advisor	35,912
Decrease in interest expense and fees payable	(205,479)
Decrease in investment advisory fees payable	(186,576)
Increase in service and distribution fees payable	1,323
Decrease in other affiliates payable	(4,951)
Decrease in Officer’s and Trustees’ fees payable	(179)
Increase in other accrued expenses payable	155,209
Net change in unrealized (appreciation)/depreciation	5,108,274
Net realized loss from sales of long-term investments	3,303,731
Net change in financial futures contracts	(1,123)
Amortization of premium and discount on investments	1,322,949
Proceeds from sales and paydowns of long-term investments	333,115,775
Purchases of long-term investments	(377,589,604)
Net proceeds from sales of short-term securities	10,036,816

Cash used in operating activities	(13,105,880)

Cash Provided by Financing Activities
Cash receipts from TOB trust certificates	80,320,000
Cash payments for TOB trust certificates	(47,665,000)
Proceeds from shares sold	148,161,855
Shares redeemed	(147,876,347)
Cash dividends and distributions paid to shareholders	(19,834,836)

Cash provided by financing activities	13,105,672

Cash
Net decrease in cash	(208)
Cash at beginning of year	208

Cash at end of year	$–

Cash Flow Information
Cash paid during the year for interest	$677,166

Noncash Financing Activities
Capital shares issued in reinvestment of dividends and distributions paid to shareholders	3,036,335

A Statement of Cash Flows is presented when the Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to total assets.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	25

Financial Highlights	BlackRock AMT-Free Municipal Bond Portfolio

	BlackRock Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$10.99

Net investment income[1]	0.52	0.51	0.50	0.39	0.46	0.47
Net realized and unrealized gain (loss)	(0.19)	0.55	(0.29)	(0.26)	(0.22)	(0.06)

Net increase from investment operations	0.33	1.06	0.21	0.13	0.24	0.41

Dividends and distributions from:
Net investment income	(0.52)	(0.51)	(0.50)	(0.37)	(0.46)	(0.47)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.52)	(0.51)	(0.50)	(0.39)	(0.46)	(0.47)

Net asset value, end of period	$10.52	$10.71	$10.16	$10.45	$10.71	$10.93

Total Investment Return[2]
Based on net asset value	3.20%	10.56%	2.17%	1.20%[3]	2.27%	3.83%

Ratios to Average Net Assets
Total expenses	0.78%	0.70%	0.73%	0.81%[4]	0.88%	0.88%

Total expenses after fees waived, reimbursed and paid indirectly	0.59%	0.51%	0.47%	0.58%[4]	0.65%	0.64%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.49%	0.49%	0.45%	0.45%[4]	0.45%	0.45%

Net investment income	4.94%	4.80%	4.98%	4.92%[4]	4.26%	4.35%

Supplemental Data
Net assets, end of period (000)	$337	$12,707	$12,554	$11,270	$24,027	$71,890

Portfolio turnover	66%	93%	89%	69%	88%	66%

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	JUNE 30, 2011

Financial Highlights (continued)	BlackRock AMT-Free Municipal Bond Portfolio

	Institutional Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00

Net investment income[1]	0.51	0.50	0.50	0.39	0.46	0.46
Net realized and unrealized gain (loss)	(0.20)	0.55	(0.29)	(0.26)	(0.22)	(0.07)

Net increase from investment operations	0.31	1.05	0.21	0.13	0.24	0.39

Dividends and distributions from:
Net investment income	(0.51)	(0.50)	(0.50)	(0.37)	(0.46)	(0.46)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.51)	(0.50)	(0.50)	(0.39)	(0.46)	(0.46)

Net asset value, end of period	$10.51	$10.71	$10.16	$10.45	$10.71	$10.93

Total Investment Return[2]
Based on net asset value	3.02%	10.47%	2.14%	1.18%[3]	2.25%	3.65%

Ratios to Average Net Assets
Total expenses	0.98%	0.88%	0.74%	0.81%[4]	0.88%	0.92%

Total expenses excluding recoupment of past waived fees	0.98%	0.88%	0.74%	0.81%[4]	0.88%	0.92%

Total expenses after fees waived, reimbursed and paid indirectly	0.67%	0.59%	0.50%	0.60%[4]	0.68%	0.71%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.57%	0.57%	0.48%	0.48%[4]	0.48%	0.52%

Net investment income	4.88%	4.72%	4.94%	4.87%[4]	4.27%	4.26%

Supplemental Data
Net assets, end of period (000)	$389,178	$384,132	$301,817	$293,812	$278,479	$271,641

Portfolio turnover	66%	93%	89%	69%	88%	66%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	27

Financial Highlights (continued)	BlackRock AMT-Free Municipal Bond Portfolio

	Service Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.70	$10.15	$10.44	$10.70	$10.92	$10.99

Net investment income[1]	0.49	0.47	0.47	0.37	0.43	0.43
Net realized and unrealized gain (loss)	(0.20)	0.55	(0.29)	(0.26)	(0.22)	(0.08)

Net increase from investment operations	0.29	1.02	0.18	0.11	0.21	0.35

Dividends and distributions from:
Net investment income	(0.49)	(0.47)	(0.47)	(0.34)	(0.43)	(0.42)
Net realized gain	–	–	–	(0.03)	–	–

Total dividends and distributions	(0.49)	(0.47)	(0.47)	(0.37)	(0.43)	(0.42)

Net asset value, end of period	$10.50	$10.70	$10.15	$10.44	$10.70	$10.92

Total Investment Return[2]
Based on net asset value	2.80%	10.23%	1.86%	0.97%[3]	1.91%	3.29%

Ratios to Average Net Assets
Total expenses	1.08%	0.97%	1.01%	1.10%[4]	1.19%	1.62%

Total expenses after fees waived, reimbursed and paid indirectly	0.86%	0.81%	0.77%	0.88%[4]	0.99%	1.07%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.76%	0.79%	0.75%	0.76%[4]	0.79%	0.88%

Net investment income	4.72%	4.50%	4.66%	4.62%[4]	3.96%	3.91%

Supplemental Data
Net assets, end of period (000)	$8,497	$1,021	$1,820	$1,896	$1,158	$1,249

Portfolio turnover	66%	93%	89%	69%	88%	66%

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	JUNE 30, 2011

Financial Highlights (continued)	BlackRock AMT-Free Municipal Bond Portfolio

	Investor A Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00

Net investment income[1]	0.49	0.47	0.47	0.36	0.43	0.43
Net realized and unrealized gain (loss)	(0.20)	0.55	(0.29)	(0.26)	(0.22)	(0.07)

Net increase from investment operations	0.29	1.02	0.18	0.10	0.21	0.36

Dividends and distributions from:
Net investment income	(0.49)	(0.47)	(0.47)	(0.34)	(0.43)	(0.43)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.49)	(0.47)	(0.47)	(0.36)	(0.43)	(0.43)

Net asset value, end of period	$10.51	$10.71	$10.16	$10.45	$10.71	$10.93

Total Investment Return[2]
Based on net asset value	2.79%	10.22%	1.84%	0.94%[3]	1.92%	3.35%

Ratios to Average Net Assets
Total expenses	1.07%	0.97%	1.02%	1.13%[4]	1.20%	1.31%

Total expenses after fees waived, reimbursed and paid indirectly	0.89%	0.81%	0.78%	0.92%[4]	0.99%	1.01%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.79%	0.79%	0.76%	0.79%[4]	0.79%	0.82%

Net investment income	4.63%	4.47%	4.64%	4.54%[4]	3.96%	3.97%

Supplemental Data
Net assets, end of period (000)	$46,554	$55,148	$31,307	$12,265	$9,868	$9,713

Portfolio turnover	66%	93%	89%	69%	88%	66%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	29

Financial Highlights (continued)	BlackRock AMT-Free Municipal Bond Portfolio

	Investor B Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00

Net investment income[1]	0.48	0.47	0.47	0.36	0.39	0.35
Net realized and unrealized gain (loss)	(0.20)	0.55	(0.30)	(0.26)	(0.21)	(0.08)

Net increase from investment operations	0.28	1.02	0.17	0.10	0.18	0.27

Dividends and distributions from:
Net investment income	(0.48)	(0.47)	(0.46)	(0.34)	(0.40)	(0.34)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.48)	(0.47)	(0.46)	(0.36)	(0.40)	(0.34)

Net asset value, end of period	$10.51	$10.71	$10.16	$10.45	$10.71	$10.93

Total Investment Return[2]
Based on net asset value	2.68%	10.15%	1.80%	0.92%[3]	1.63%	2.55%

Ratios to Average Net Assets
Total expenses	1.17%	1.04%	1.07%	1.16%[4]	1.51%	1.99%

Total expenses after fees waived, reimbursed and paid indirectly	1.00%	0.88%	0.84%	0.95%[4]	1.30%	1.79%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.90%	0.86%	0.82%	0.83%[4]	1.10%	1.60%

Net investment income	4.55%	4.45%	4.63%	4.53%[4]	3.65%	3.20%

Supplemental Data
Net assets, end of period (000)	$695	$1,165	$1,793	$2,385	$3,088	$4,168

Portfolio turnover	66%	93%	89%	69%	88%	66%

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	JUNE 30, 2011

Financial Highlights (concluded)	BlackRock AMT-Free Municipal Bond Portfolio

	Investor C Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00

Net investment income[1]	0.41	0.39	0.39	0.30	0.35	0.35
Net realized and unrealized gain (loss)	(0.20)	0.55	(0.29)	(0.26)	(0.22)	(0.07)

Net increase from investment operations	0.21	0.94	0.10	0.04	0.13	0.28

Distributions and dividends from:
Net investment income	(0.41)	(0.39)	(0.39)	(0.28)	(0.35)	(0.35)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.41)	(0.39)	(0.39)	(0.30)	(0.35)	(0.35)

Net asset value, end of period	$10.51	$10.71	$10.16	$10.45	$10.71	$10.93

Total Investment Return[2]
Based on net asset value	2.01%	9.39%	1.08%	0.39%[3]	1.16%	2.59%

Ratios to Average Net Assets
Total expenses	1.83%	1.73%	1.77%	1.86%[4]	1.95%	1.95%

Total expenses after fees waived, reimbursed and paid indirectly	1.65%	1.57%	1.53%	1.65%[4]	1.74%	1.75%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.55%	1.55%	1.51%	1.53%[4]	1.54%	1.56%

Net investment income	3.88%	3.72%	3.89%	3.79%[4]	3.22%	3.22%

Supplemental Data
Net assets, end of period (000)	$23,404	$21,745	$14,914	$5,040	$3,913	$2,662

Portfolio turnover	66%	93%	89%	69%	88%	66%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	31

Financial Highlights	BlackRock Kentucky Municipal Bond Portfolio

	Institutional Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.25	$8.87	$9.01	$9.27	$9.58	$9.69

Net investment income[2]	0.41	0.42	0.42	0.33	0.41	0.46
Net realized and unrealized gain (loss)	(0.46)	0.38	(0.14)	(0.26)	(0.21)	(0.18)

Net increase (decrease) from investment operations	(0.05)	0.80	0.28	0.07	0.20	0.28

Dividends and distributions from:
Net investment income	(0.39)	(0.42)	(0.42)	(0.31)	(0.51)	(0.39)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.39)	(0.42)	(0.42)	(0.33)	(0.51)	(0.39)

Net asset value, end of period	$8.81	$9.25	$8.87	$9.01	$9.27	$9.58

Total Investment Return[3]
Based on net asset value	(0.61)%	9.15%	3.28%	0.75%[4]	2.13%	3.01%

Ratios to Average Net Assets
Total expenses	1.07%	1.02%	0.87%	1.06%[5]	1.19%	1.39%

Total expenses excluding recoupment of past waived fees	1.07%	1.02%	0.87%	1.06%[5]	1.19%	1.39%

Total expenses after fees waived, reimbursed and paid indirectly	0.70%	0.69%	0.64%	0.83%[5]	1.02%	1.22%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.65%	0.65%	0.63%	0.62%[5]	0.62%	0.66%

Net investment income	4.53%	4.63%	4.80%	4.86%[5]	4.41%	4.81%

Supplemental Data
Net assets, end of period (000)	$3,082	$64,294	$52,848	$61,330	$80,671	$61,918

Portfolio turnover	35%	28%	35%	21%	39%	8%

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Kentucky Municipal Bond Portfolio

	Service Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.25	$8.88	$9.01	$9.27	$9.59	$9.70

Net investment income[2]	0.38	0.39	0.39	0.31	0.39	0.43
Net realized and unrealized gain (loss)	(0.46)	0.37	(0.12)	(0.26)	(0.23)	(0.18)

Net increase (decrease) from investment operations	(0.08)	0.76	0.27	0.05	0.16	0.25

Dividends and distributions from:
Net investment income	(0.35)	(0.39)	(0.40)	(0.29)	(0.48)	(0.36)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.35)	(0.39)	(0.40)	(0.31)	(0.48)	(0.36)

Net asset value, end of period	$8.82	$9.25	$8.88	$9.01	$9.27	$9.59

Total Investment Return[3]
Based on net asset value	(0.86)%	8.65%	3.12%	0.54%[4]	1.70%	2.69%

Ratios to Average Net Assets
Total expenses	1.37%	1.23%	1.13%	1.35%[5]	1.51%	1.68%

Total expenses excluding recoupment of past waived fees	1.36%	1.23%	1.13%	1.35%[5]	1.51%	1.68%

Total expenses after fees waived, reimbursed and paid indirectly	1.04%	1.03%	0.91%	1.11%[5]	1.34%	1.53%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.99%	0.99%	0.90%	0.90%[5]	0.94%	0.97%

Net investment income	4.15%	4.26%	4.51%	4.56%[5]	4.10%	4.50%

Supplemental Data
Net assets, end of period (000)	$81	$261	$149	$287	$290	$263

Portfolio turnover	35%	28%	35%	21%	39%	8%

[1]	Liquidation basis.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	33

Financial Highlights (continued)	BlackRock Kentucky Municipal Bond Portfolio

	Investor A Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.25	$8.87	$9.01	$9.27	$9.58	$9.69

Net investment income[2]	0.38	0.40	0.40	0.32	0.38	0.43
Net realized and unrealized gain (loss)	(0.46)	0.38	(0.14)	(0.27)	(0.21)	(0.18)

Net increase (decrease) from investment operations	(0.08)	0.78	0.26	0.05	0.17	0.25

Dividends and distributions from:
Net investment income	(0.36)	(0.40)	(0.40)	(0.29)	(0.48)	(0.36)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.36)	(0.40)	(0.40)	(0.31)	(0.48)	(0.36)

Net asset value, end of period	$8.81	$9.25	$8.87	$9.01	$9.27	$9.58

Total Investment Return[3]
Based on net asset value	(0.88)%	8.88%	3.00%	0.56%[4]	1.86%	2.68%

Ratios to Average Net Assets
Total expenses	1.31%	1.13%	1.14%	1.33%[5]	1.46%	1.75%

Total expenses excluding recoupment of past waived fees	1.31%	1.13%	1.14%	1.33%[5]	1.46%	1.75%

Total expenses after fees waived, reimbursed and paid indirectly	0.95%	0.94%	0.91%	1.10%[5]	1.27%	1.53%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.90%	0.90%	0.90%	0.89%[5]	0.87%	0.97%

Net investment income	4.23%	4.37%	4.54%	4.59%[5]	4.07%	4.50%

Supplemental Data
Net assets, end of period (000)	$4,757	$12,707	$9,841	$8,489	$14,185	$6,240

Portfolio turnover	35%	28%	35%	21%	39%	8%

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Kentucky Municipal Bond Portfolio

	Investor B Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.25	$8.87	$9.01	$9.27	$9.58	$9.69

Net investment income[2]	0.34	0.34	0.34	0.27	0.33	0.36
Net realized and unrealized gain (loss)	(0.46)	0.37	(0.14)	(0.27)	(0.22)	(0.18)

Net increase (decrease) from investment operations	(0.12)	0.71	0.20	–	0.11	0.18

Dividends and distributions from:
Net investment income	(0.32)	(0.33)	(0.34)	(0.24)	(0.42)	(0.29)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.32)	(0.33)	(0.34)	(0.26)	(0.42)	(0.29)

Net asset value, end of period	$8.81	$9.25	$8.87	$9.01	$9.27	$9.58

Total Investment Return[3]
Based on net asset value	(1.33)%	8.12%	2.29%	0.02%[4]	1.14%	1.94%

Ratios to Average Net Assets
Total expenses	2.09%	1.93%	1.92%	2.11%[5]	2.24%	2.47%

Total expenses after fees waived, reimbursed and paid indirectly	1.51%	1.64%	1.61%	1.81%[5]	2.00%	2.27%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	1.45%	1.60%	1.60%	1.60%[5]	1.60%	1.71%

Net investment income	3.78%	3.71%	3.84%	3.89%[5]	3.46%	3.78%

Supplemental Data
Net assets, end of period (000)	$227	$802	$1,129	$1,431	$1,714	$2,233

Portfolio turnover	35%	28%	35%	21%	39%	8%

[1]	Liquidation basis.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	35

Financial Highlights (concluded)	BlackRock Kentucky Municipal Bond Portfolio

	Investor C Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$8.89	$9.03	$9.29	$9.61	$9.71

Net investment income[2]	0.33	0.34	0.34	0.27	0.31	0.36
Net realized and unrealized gain (loss)	(0.45)	0.37	(0.14)	(0.27)	(0.21)	(0.17)

Net increase (decrease) from investment operations	(0.12)	0.71	0.20	–	0.10	0.19

Dividends and distributions from:
Net investment income	(0.32)	(0.33)	(0.34)	(0.24)	(0.42)	(0.29)
Net realized gain	–	–	–	(0.02)	–	–

Total dividends and distributions	(0.32)	(0.33)	(0.34)	(0.26)	(0.42)	(0.29)

Net asset value, end of period	$8.83	$9.27	$8.89	$9.03	$9.29	$9.61

Total Investment Return[3]
Based on net asset value	(1.34)%	8.09%	2.28%	0.02%[4]	1.06%	2.04%

Ratios to Average Net Assets
Total expenses	2.00%	1.89%	1.90%	2.11%[5]	2.21%	2.41%

Total expenses excluding recoupment of past waived fees	2.00%	1.89%	1.90%	2.11%[5]	2.21%	2.41%

Total expenses after fees waived, reimbursed and paid indirectly	1.56%	1.64%	1.61%	1.81%[5]	1.98%	2.24%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	1.51%	1.60%	1.60%	1.60%[5]	1.58%	1.68%

Net investment income	3.67%	3.67%	3.82%	3.85%[5]	3.30%	3.75%

Supplemental Data
Net assets, end of period (000)	$1,342	$6,576	$5,503	$6,080	$8,347	$1,115

Portfolio turnover	35%	28%	35%	21%	39%	8%

[1]	Liquidation basis.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	JUNE 30, 2011

Financial Highlights	BlackRock Ohio Municipal Bond Portfolio

	Institutional Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.42	$9.93	$10.08	$10.34	$10.52	$10.64

Net investment income[2]	0.46	0.47	0.43	0.35	0.46	0.48
Net realized and unrealized gain (loss)	(0.66)	0.50	(0.15)	(0.24)	(0.20)	(0.13)

Net increase (decrease) from investment operations	(0.20)	0.97	0.28	0.11	0.26	0.35

Dividends and distributions from:
Net investment income	(0.41)	(0.48)	(0.43)	(0.34)	(0.44)	(0.47)
Net realized gain	–	–	–	(0.03)	–	–

Total dividends and distributions	(0.41)	(0.48)	(0.43)	(0.37)	(0.44)	(0.47)

Net asset value, end of period	$9.81	$10.42	$9.93	$10.08	$10.34	$10.52

Total Investment Return[3]
Based on net asset value	(2.00)%	9.82%	2.94%	0.99%[4]	2.54%	3.37%

Ratios to Average Net Assets
Total expenses	0.96%	0.94%	0.81%	1.03%[5]	1.49%	1.42%

Total expenses after fees waived, reimbursed and paid indirectly	0.65%	0.65%	0.64%	0.89%[5]	1.38%	1.27%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.61%	0.61%	0.60%	0.60%[5]	0.60%	0.60%

Net investment income	4.46%	4.52%	4.41%	4.52%[5]	4.45%	4.56%

Supplemental Data
Net assets, end of period (000)	$7,656	$99,332	$86,158	$86,352	$85,200	$87,546

Portfolio turnover	29%	29%	35%	43%	21%	13%

[1]	Liquidation basis.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	37

Financial Highlights (continued)	BlackRock Ohio Municipal Bond Portfolio

	Service Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.43	$9.94	$10.09	$10.35	$10.53	$10.65

Net investment income[2]	0.42	0.44	0.41	0.32	0.43	0.44
Net realized and unrealized gain (loss)	(0.65)	0.49	(0.16)	(0.24)	(0.20)	(0.12)

Net increase (decrease) from investment operations	(0.23)	0.93	0.25	0.08	0.23	0.32

Dividends and distributions from:
Net investment income	(0.38)	(0.44)	(0.40)	(0.31)	(0.41)	(0.44)
Net realized gain	–	–	–	(0.03)	–	–

Total dividends and distributions	(0.38)	(0.44)	(0.40)	(0.34)	(0.41)	(0.44)

Net asset value, end of period	$9.82	$10.43	$9.94	$10.09	$10.35	$10.53

Total Investment Return[3]
Based on net asset value	(2.30)%	9.49%	2.63%	0.77%[4]	2.24%	3.06%

Ratios to Average Net Assets
Total expenses	1.07%	1.04%	1.08%	1.30%[5]	1.76%	1.67%

Total expenses excluding recoupment of past waived fees	1.07%	1.04%	1.08%	1.30%[5]	1.76%	1.67%

Total expenses after fees waived, reimbursed and paid indirectly	0.95%	0.95%	0.94%	1.18%[5]	1.67%	1.57%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.91%	0.91%	0.90%	0.89%[5]	0.89%	0.90%

Net investment income	4.14%	4.22%	4.11%	4.20%[5]	4.14%	4.25%

Supplemental Data
Net assets, end of period (000)	$338	$2,857	$2,665	$2,386	$1,765	$1,122

Portfolio turnover	29%	29%	35%	43%	21%	13%

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Ohio Municipal Bond Portfolio

	Investor A Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.42	$9.93	$10.09	$10.34	$10.52	$10.64

Net investment income[2]	0.40	0.44	0.41	0.33	0.44	0.45
Net realized and unrealized gain (loss)	(0.63)	0.50	(0.16)	(0.23)	(0.20)	(0.14)

Net increase (decrease) from investment operations	(0.23)	0.94	0.25	0.10	0.24	0.31

Dividends and distributions from:
Net investment income	(0.38)	(0.45)	(0.41)	(0.32)	(0.42)	(0.43)
Net realized gain	–	–	–	(0.03)	–	–

Total dividends and distributions	(0.38)	(0.45)	(0.41)	(0.35)	(0.42)	(0.43)

Net asset value, end of period	$9.81	$10.42	$9.93	$10.09	$10.34	$10.52

Total Investment Return[3]
Based on net asset value	(2.26)%	9.54%	2.58%	0.90%[4]	2.29%	3.05%

Ratios to Average Net Assets
Total expenses	1.16%	1.06%	1.11%	1.36%[5]	1.81%	1.81%

Total expenses after fees waived, reimbursed and paid indirectly	0.91%	0.91%	0.89%	1.14%[5]	1.63%	1.57%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.87%	0.87%	0.85%	0.85%[5]	0.85%	0.90%

Net investment income	3.96%	4.24%	4.15%	4.26%[5]	4.21%	4.26%

Supplemental Data
Net assets, end of period (000)	$8,996	$15,621	$9,612	$7,833	$6,938	$7,557

Portfolio turnover	29%	29%	35%	43%	21%	13%

[1]	Liquidation basis.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	39

Financial Highlights (continued)	BlackRock Ohio Municipal Bond Portfolio

	Investor B Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.42	$9.93	$10.09	$10.34	$10.52	$10.64

Net investment income[2]	0.34	0.35	0.33	0.27	0.35	0.36
Net realized and unrealized gain (loss)	(0.63)	0.50	(0.17)	(0.24)	(0.20)	(0.13)

Net increase (decrease) from investment operations	(0.29)	0.85	0.16	0.03	0.15	0.23

Dividends and distributions from:
Net investment income	(0.32)	(0.36)	(0.32)	(0.25)	(0.33)	(0.35)
Net realized gain	–	–	–	(0.03)	–	–

Total dividends and distributions	(0.32)	(0.36)	(0.32)	(0.28)	(0.33)	(0.35)

Net asset value, end of period	$9.81	$10.42	$9.93	$10.09	$10.34	$10.52

Total Investment Return[3]
Based on net asset value	(2.87)%	8.62%	1.72%	0.27%[4]	1.43%	2.22%

Ratios to Average Net Assets
Total expenses	1.94%	1.86%	1.87%	2.09%[5]	2.55%	2.46%

Total expenses after fees waived, reimbursed and paid indirectly	1.60%	1.76%	1.74%	1.98%[5]	2.47%	2.39%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	1.56%	1.72%	1.69%	1.69%[5]	1.69%	1.72%

Net investment income	3.38%	3.46%	3.33%	3.45%[5]	3.38%	3.46%

Supplemental Data
Net assets, end of period (000)	$426	$860	$2,458	$4,157	$5,142	$7,070

Portfolio turnover	29%	29%	35%	43%	21%	13%

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	JUNE 30, 2011

Financial Highlights (concluded)	BlackRock Ohio Municipal Bond Portfolio

	Investor C Shares
	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,
	2011[1]	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.43	$9.94	$10.09	$10.35	$10.53	$10.65

Net investment income[2]	0.34	0.36	0.33	0.27	0.35	0.36
Net realized and unrealized gain (loss)	(0.63)	0.50	(0.15)	(0.25)	(0.20)	(0.13)

Net increase (decrease) from investment operations	(0.29)	0.86	0.18	0.02	0.15	0.23

Dividends and distributions from:
Net investment income	(0.32)	(0.37)	(0.33)	(0.25)	(0.33)	(0.35)
Net realized gain	–	–	–	(0.03)	–	–

Total dividends and distributions	(0.32)	(0.37)	(0.33)	(0.28)	(0.33)	(0.35)

Net asset value, end of period	$9.82	$10.43	$9.94	$10.09	$10.35	$10.53

Total Investment Return[3]
Based on net asset value	(2.82)%	8.65%	1.84%	0.18%[4]	1.42%	2.24%

Ratios to Average Net Assets
Total expenses	1.88%	1.81%	1.85%	2.08%[5]	2.56%	2.44%

Total expenses after fees waived, reimbursed and paid indirectly	1.56%	1.72%	1.71%	1.97%[5]	2.48%	2.36%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	1.52%	1.68%	1.67%	1.67%[5]	1.70%	1.69%

Net investment income	3.35%	3.44%	3.32%	3.44%[5]	3.37%	3.46%

Supplemental Data
Net assets, end of period (000)	$4,024	$9,382	$8,192	$6,100	$6,002	$7,832

Portfolio turnover	29%	29%	35%	43%	21%	13%

[1]	Liquidation basis.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JUNE 30, 2011	41

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of June 30, 2011, the Trust had 32 series, of which BlackRock AMT-Free Municipal Bond Portfolio (“AMT-Free Municipal Bond”), BlackRock Kentucky Municipal Bond Portfolio (“Kentucky Municipal Bond”) and BlackRock Ohio Municipal Bond Portfolio (“Ohio Municipal Bond”) (collectively the “Funds”) are included in these financial statements. AMT-Free Municipal Bond is classified as diversified. Kentucky Municipal Bond and Ohio Municipal Bond are classified as non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. BlackRock Shares are only offered by AMT-Free Municipal Bond. Service Shares are sold without a sales charge. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately seven years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

On February 9, 2011, the Board of Trustees of the Trust (the “Board”), on behalf of its series, Kentucky Municipal Bond and Ohio Municipal Bond, approved a proposal to close Kentucky Municipal Bond and Ohio Municipal Bond to new and subsequent investments and to liquidate Kentucky Municipal Bond and Ohio Municipal Bond. Accordingly, effective 4:00 p.m. (Eastern time) on February 23, 2011, Kentucky Municipal Bond and Ohio Municipal Bond no longer accepted orders to purchase Fund shares from new investors or existing shareholders. On July 14, 2011, all of the assets of Kentucky Municipal Bond and Ohio Municipal Bond will be liquidated completely, each investor’s shares will be redeemed at net asset value on the date of liquidation, and Kentucky Municipal Bond and Ohio Municipal Bond will then be terminated. In connection with liquidation, Kentucky Municipal Bond and Ohio Municipal Bond adopted the liquidation basis of accounting, which among other things, requires Kentucky Municipal Bond and Ohio Municipal Bond to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating Kentucky Municipal Bond and Ohio Municipal Bond to the extent that they are reasonably determinable.

Reorganization: On March 18, 2011, the Board approved a plan of reorganization, whereby BlackRock National Municipal Fund, a series of BlackRock Municipal Bond Fund, Inc., will acquire substantially all of the assets and assume certain stated liabilities of AMT-Free Municipal Bond in exchange for newly issued shares of BlackRock National Municipal Fund.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seek to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement

42	BLACKROCK FUNDS II	JUNE 30, 2011

Notes to Financial Statements (continued)

than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in the market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the year ended June 30, 2011, no TOBs that the Funds participated in were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At June 30, 2011, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates
AMT-Free Municipal Bond	$134,699,103	$66,235,000	0.09% - 0.19%

For the year ended June 30, 2011, the Funds’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate
AMT-Free Municipal Bond	$69,332,918	0.26%
Kentucky Municipal Bond	$8,630,000	0.31%
Ohio Municipal Bond	$8,945,000	0.29%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are

BLACKROCK FUNDS II	JUNE 30, 2011	43

Notes to Financial Statements (continued)

recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the year ended September 30, 2007, the period ended June 30, 2008, and each of the three years ended June 30, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between a Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized appreciation or depreciation equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended June 30, 2011
Net Realized Loss from
	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Interest rate contracts:
Financial futures contracts	$(2,234,306)	$(44,457)	$(71,131)

44	BLACKROCK FUNDS II	JUNE 30, 2011

Notes to Financial Statements (continued)

As of June 30, 2011, there were no financial futures contracts outstanding.

Net Change in Unrealized Appreciation/Depreciation on
	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Interest rate contracts:
Financial futures contracts	$156,811	$31,518	$50,430

For the year ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Financial futures contracts:
Average number of contracts purchased	59	10	16
Average notional value of contracts purchased	$6,993,086	$1,225,469	$1,960,750

3. Investment Advisory Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Trust for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	AMT-Free Municipal Bond and Ohio Municipal Bond	Kentucky Municipal Bond
Average Daily Net Assets	Investment Advisory Fee	Investment Advisory Fee
First $1 Billion	0.500%	0.550%
$1 Billion – $2 Billion	0.450	0.500
$2 Billion – $3 Billion	0.425	0.475
Greater Than $3 Billion	0.400	0.450

The Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses, excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. These amounts are included in fees waived by advisor, and shown as administration fees waived, administration fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by advisor, respectively, in the Statements of Operations. For the year ended June 30, 2011, the amounts included in fees waived by advisor were as follows:

AMT-Free Municipal Bond	$859,651
Kentucky Municipal Bond	$130,363
Ohio Municipal Bond	$105,095

The expense limitations as a percentage of average daily net assets are as follows:

	AMT-Free Municipal Bond		Kentucky Municipal Bond	Ohio Municipal Bond
	Contractual[1]	Voluntary[2]	Contractual[1]	Contractual[1]
BlackRock	0.49%	–	N/A	N/A
Institutional	0.60%	0.57%	0.65%	0.61%
Service	0.90%	0.87%	1.00%	0.92%
Investor A	1.07%	–	0.95%	0.87%
Investor B	1.82%	–	1.60%	1.82%
Investor C	1.82%	–	1.60%	1.82%

[1]

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through the merger and/or liquidation date unless approved by the Board, including a majority of the independent Trustees.

[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the year ended June 30, 2011, the amounts waived were as follows.

AMT-Free Municipal Bond	$8,596
Kentucky Municipal Bond	$955
Ohio Municipal Bond	$6,866

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and

BLACKROCK FUNDS II	JUNE 30, 2011	45

Notes to Financial Statements (continued)

(b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the year ended June 30, 2011, the Manager recouped the following waivers previously recorded by the Funds:

	Share Classes
	Institutional	Service	Investor C	Total
AMT-Free Municipal Bond	$16,443	–	–	$16,443
Kentucky Municipal Bond	$570	$25	$85	$680
Ohio Municipal Bond	–	$24	–	$24

On June 30, 2011, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring June 30,
	2012	2013
AMT-Free Municipal Bond*	$992,781	$1,243,236
Kentucky Municipal Bond*	$230,397	$225,241
Ohio Municipal Bond*	$284,477	$287,188

*	These amounts will expire once the Fund liquidates/merges.

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on June 30, 2011:

AMT-Free Municipal Bond	$779,549
Kentucky Municipal Bond	$165,220
Ohio Municipal Bond	$142,464

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	–
Investor A	0.25%	–
Investor B	0.25%	0.75	%(1)
Investor C	0.25%	0.75	%(2)

(1)	AMT–Free Municipal Bond, Kentucky Municipal Bond and Ohio Municipal Bond did not pay a portion of their respective distribution fees during the year.
(2)	Kentucky Municipal Bond and Ohio Municipal Bond did not pay a portion of their respective distribution fees during the year.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongo-ing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

For the year ended June 30, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

AMT-Free Municipal Bond	$15,462
Kentucky Municipal Bond	$19,028
Ohio Municipal Bond	$10,964

For the year ended June 30, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C Shares:

	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$3,585	$70	$8,703
Kentucky Municipal Bond	$1,000	–	$2,300
Ohio Municipal Bond	–	$2,086	$2,264

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended June 30, 2011, the Funds paid the following to affiliates in return for these services, which is included in transfer agent – class specific in the Statements of Operations.

AMT-Free Municipal Bond	$707,325
Kentucky Municipal Bond	$91,522
Ohio Municipal Bond	$142,468

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended June 30, 2011, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations.

Call Center
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$37	–	–
Institutional	1,534	$232	$348
Service	87	8	71
Investor A	1,037	154	353
Investor B	34	8	42
Investor C	415	70	165

Total	$3,144	$472	$979

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net

46	BLACKROCK FUNDS II	JUNE 30, 2011

Notes to Financial Statements (continued)

assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived – class specific in the Statements of Operations. For the year ended June 30, 2011, the Funds paid the following net amounts to affiliates in return for these services, which are included in administration, administration – class specific, administration fees waived and administration fees waived – class specific in the Statements of Operations:

AMT-Free Municipal Bond	$224,089
Kentucky Municipal Bond	$19,698
Ohio Municipal Bond	$38,880

For the year ended June 30, 2011, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

Administration Fees
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$2,134	–	–
Institutional	97,374	$11,560	$18,649
Service	892	52	649
Investor A	13,280	2,576	4,049
Investor B	238	127	160
Investor C	6,167	1,211	2,041

Total	$120,085	$15,526	$25,548

Administration Fees Waived
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$2,117	–	–
Institutional	95,238	$11,270	$18,323
Service	–	13	18
Investor A	–	188	3,965
Investor B	–	100	5
Investor C	–	1,016	–

Total	$97,355	$12,587	$22,311

Service and Distribution Fees
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Service	$8,932	$518	$6,492
Investor A	131,687	25,741	40,525
Investor B	2,372	5,024	6,339
Investor C	246,803	48,280	81,534

Total	$389,794	$79,563	$134,890

Distribution Fees Waived
Share Classes	Kentucky Municipal Bond	Ohio Municipal Bond
Investor B	$758	$1,167
Investor C	5,077	13,482

Total	$5,835	$14,649

Transfer Agent Fees
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$144	–	–
Institutional	738,576	$86,802	$147,808
Service	557	302	986
Investor A	19,324	5,179	13,192
Investor B	1,313	370	755
Investor C	11,053	2,422	4,789

Total	$770,967	$95,075	$167,530

Transfer Agent Fees Waived
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$37	–	–
Institutional	1,494	$222	$342
Service	–	4	20
Investor A	–	5	353
Investor B	–	5	1
Investor C	–	47	–

Total	$1,531	$283	$716

Transfer Agent Fees Reimbursed
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$100	–	–
Institutional	416,622	$58,728	$146,307
Service	–	42	294
Investor A	–	920	10,801
Investor B	–	289	9
Investor C	–	1,602	–

Total	$416,722	$61,581	$157,411

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

BLACKROCK FUNDS II	JUNE 30, 2011	47

Notes to Financial Statements (continued)

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2011, were as follows:

	Purchases	Sales
AMT-Free Municipal Bond	$369,014,372	$335,676,307
Kentucky Municipal Bond	$21,414,513	$97,566,204
Ohio Municipal Bond	$28,899,259	$139,078,678

5. Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, were a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the year ended June 30, 2011.

6. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of June 30, 2011 attributable to amortization methods on fixed income securities, non-deductible expenses, income recognized from pass-through entities, the expiration of capital loss carryforwards and the sale of bonds received from tender option bond trusts were reclassified to the following accounts:

	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Paid-in capital	$(3,591,106)	$(2,303,631)	–
Undistributed net investment income	$(249,377)	$(47,907)	$(108,884)
Accumulated net realized loss	$3,840,483	$2,351,538	$108,884

The tax character of distributions paid during the fiscal years ended June 30, 2011 and June 30, 2010 was as follows:

	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Tax-exempt income
6/30/11	$22,994,022	$2,711,157	$4,338,346
6/30/10	$19,512,900	$3,447,486	$5,248,396

Ordinary income
6/30/11	$17,279	–	–
6/30/10	–	–	$67,525

Total
6/30/11	$23,011,301	$2,711,157	$4,338,346

6/30/10	$19,512,900	$3,447,486	$5,315,921

As of June 30, 2011, the tax components of accumulated net losses were as follows:

	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Undistributed tax-exempt income	$811,330	$596,330	$193,291
Undistributed ordinary income	–	1,090	17,606
Capital loss carryforwards	(20,429,788)	(1,198,730)	(2,322,239)
Net unrealized gains (losses)*	7,638,754	(1,973,780)	(2,910,582)

Total	$(11,979,704)	$(2,575,090)	$(5,021,924)

*	The differences between book-basis and tax-basis net unrealized gains (losses) are attributable primarily to amortization methods for premiums and discounts on fixed income securities, the deferral of post-October capital losses for tax purposes and the treatment of residual interests in tender option bond trusts.

As of June 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires June 30,	AMT-Free Municipal Bond	Kentucky Municipal Bond*	Ohio Municipal Bond*
2012	$6,841,418	–	$733,485
2013	5,736,698	–	783,368
2014	554,154	–	212,779
2016	1,481,751	–	–
2017	2,356,954	$1,198,730	96,833
2018	3,458,813	–	–
2019	–	–	495,774

Total	$20,429,788	$1,198,730	$2,322,239

*	Due to the liquidation of the Fund, the capital loss carryforwards were available to offset capital gains through the liquidation date.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

7. Concentration, Market and Credit Risk:

Each Fund, except AMT-Free Municipal Bond, invests a substantial amount of their assets in issuers located in a single state or a limited

48	BLACKROCK FUNDS II	JUNE 30, 2011

Notes to Financial Statements (continued)

number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer, and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer, and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended June 30, 2011		Year Ended June 30, 2010
AMT-Free Municipal Bond	Shares	Amount	Shares	Amount

BlackRock
Shares sold	28,276	$290,850	161,386	$1,710,982
Shares issued in reinvestment of dividends and distributions	39,274	416,799	58,965	623,967

Total issued	67,550	707,649	220,351	2,334,949
Shares redeemed	(1,221,980)	(12,923,508)	(269,884)	(2,869,659)

Net decrease	(1,154,430)	$(12,215,859)	(49,533)	$(534,710)

Institutional
Shares sold	10,380,128	$108,749,754	11,143,462	$117,741,374
Shares issued in reinvestment of dividends and distributions	110,358	1,165,272	89,169	944,551

Total issued	10,490,486	109,915,026	11,232,631	118,685,925
Shares redeemed	(9,330,717)	(96,809,769)	(5,078,430)	(53,673,070)

Net increase	1,159,769	$13,105,257	6,154,201	$65,012,855

Service
Shares sold	778,509	$8,061,481	558	$5,987
Shares issued in reinvestment of dividends and distributions	14,398	149,853	2,935	31,033

Total issued	792,907	8,211,334	3,493	37,020
Shares redeemed	(78,998)	(817,742)	(87,407)	(926,066)

Net increase (decrease)	713,909	$7,393,592	(83,914)	$(889,046)

Investor A
Shares sold and automatic conversion of shares	1,775,141	$18,718,097	2,465,537	$26,028,069
Shares issued in reinvestment of dividends and distributions	174,643	1,841,799	136,223	1,444,218

Total issued	1,949,784	20,559,896	2,601,760	27,472,287
Shares redeemed	(2,669,814)	(27,637,073)	(534,923)	(5,658,355)

Net increase (decrease)	(720,030)	$(7,077,177)	2,066,837	$21,813,932

BLACKROCK FUNDS II	JUNE 30, 2011	49

Notes to Financial Statements (continued)

	Year Ended June 30, 2011		Year Ended June 30, 2010
AMT-Free Municipal Bond (concluded)	Shares	Amount	Shares	Amount

Investor B
Shares sold	16,406	$179,917	33,068	$350,571
Shares issued in reinvestment of dividends and distributions	2,165	22,893	3,356	35,448

Total issued	18,571	202,810	36,424	386,019
Shares redeemed and automatic conversion of shares	(61,224)	(643,895)	(104,237)	(1,104,252)

Net decrease	(42,653)	$(441,085)	(67,813)	$(718,233)

Investor C
Shares sold	1,021,720	$10,935,470	943,122	$9,982,027
Shares issued in reinvestment of dividends and distributions	61,624	649,419	46,650	494,261

Total issued	1,083,344	11,584,889	989,772	10,476,288
Shares redeemed	(887,013)	(9,138,570)	(427,729)	(4,524,269)

Net increase	196,331	$2,446,319	562,043	$5,952,019

Kentucky Municipal Bond

Institutional
Shares sold	952,520	$8,665,971	2,160,313	$19,856,023
Shares issued in reinvestment of dividends	18,327	165,868	15,009	137,711

Total issued	970,847	8,831,839	2,175,322	19,993,734
Shares redeemed	(7,574,943)	(66,819,464)	(1,179,988)	(10,864,128)

Net increase (decrease)	(6,604,096)	$(57,987,625)	995,334	$9,129,606

Service
Shares sold	4,737	$43,752	12,509	$115,165
Shares issued in reinvestment of dividends	567	5,197	539	4,961

Total issued	5,304	48,949	13,048	120,126
Shares redeemed	(24,319)	(214,680)	(1,611)	(14,921)

Net increase (decrease)	(19,015)	$(165,731)	11,437	$105,205

Investor A
Shares sold and automatic conversion of shares	166,541	$1,548,179	302,610	$2,758,445
Shares issued in reinvestment of dividends	33,878	307,994	39,790	365,031

Total issued	200,419	1,856,173	342,400	3,123,476
Shares redeemed	(1,034,864)	(9,180,650)	(77,716)	(711,368)

Net increase (decrease)	(834,445)	$(7,324,477)	264,684	$2,412,108

Investor B
Shares sold	1	$12	4	$42
Shares issued in reinvestment of dividends	1,929	17,589	4,011	36,752

Total issued	1,930	17,601	4,015	36,794
Shares redeemed and automatic conversion of shares	(62,943)	(567,564)	(44,586)	(408,668)

Net decrease	(61,013)	$(549,963)	(40,571)	$(371,874)

50	BLACKROCK FUNDS II	JUNE 30, 2011

Notes to Financial Statements (continued)

	Year Ended June 30, 2011		Year Ended June 30, 2010
Kentucky Municipal Bond (concluded)	Shares	Amount	Shares	Amount

Investor C
Shares sold	39,483	$367,226	212,326	$1,930,223
Shares issued in reinvestment of dividends	15,562	142,329	21,119	194,141

Total issued	55,045	509,555	233,445	2,124,364
Shares redeemed	(612,629)	(5,429,409)	(142,842)	(1,310,951)

Net increase (decrease)	(557,584)	$(4,919,854)	90,603	$813,413

Ohio Municipal Bond

Institutional
Shares sold	1,543,628	$15,978,264	2,092,716	$21,677,994
Shares issued in reinvestment of dividends	40,879	416,719	36,303	375,432

Total issued	1,584,507	16,394,983	2,129,019	22,053,426
Shares redeemed	(10,338,281)	(102,347,749)	(1,272,403)	(13,118,461)

Net increase (decrease)	(8,753,774)	$(85,952,766)	856,616	$8,934,965

Service
Shares sold	153,102	$1,572,337	133,179	$1,385,140
Shares issued in reinvestment of dividends	8,705	89,217	11,762	121,802

Total issued	161,807	1,661,554	144,941	1,506,942
Shares redeemed	(401,390)	(3,978,431)	(139,129)	(1,450,422)

Net increase (decrease)	(239,583)	$(2,316,877)	5,812	$56,520

Investor A
Shares sold and automatic conversion of shares	600,533	$6,207,085	761,081	$7,872,634
Shares issued in reinvestment of dividends	52,152	529,635	42,480	439,759

Total issued	652,685	6,736,720	803,561	8,312,393
Shares redeemed	(1,234,848)	(12,176,988)	(272,367)	(2,817,908)

Net increase (decrease)	(582,163)	$(5,440,268)	531,194	$5,494,485

Investor B
Shares sold	2,798	$29,612	1,879	$19,459
Shares issued in reinvestment of dividends	841	8,538	2,457	25,321

Total issued	3,639	38,150	4,336	44,780
Shares redeemed and automatic conversion of shares	(42,758)	(433,825)	(169,256)	(1,745,246)

Net decrease	(39,119)	$(395,675)	(164,920)	$(1,700,466)

Investor C
Shares sold	161,412	$1,702,916	178,280	$1,843,086
Shares issued in reinvestment of dividends	17,647	180,132	20,850	215,773

Total issued	179,059	1,883,048	199,130	2,058,859
Shares redeemed	(669,002)	(6,655,871)	(123,693)	(1,274,653)

Net increase (decrease)	(489,943)	$(4,772,823)	75,437	$784,206

BLACKROCK FUNDS II	JUNE 30, 2011	51

Notes to Financial Statements (concluded)

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

In connection with the reorganization, AMT-Free Municipal Bond paid an income distribution on July 14, 2011 to shareholders of record as of July 12, 2011 as follows:

Distribution Per Share
BlackRock	$0.0191
Institutional	$0.0191
Service	$0.0191
Investor A	$0.0191
Investor B	$0.0191
Investor C	$0.0191

On July 14, 2011, all of the assets of Kentucky Municipal Bond and Ohio Municipal Bond were liquidated and each investor’s shares were redeemed at net asset value per share.

At a shareholder meeting on June 24, 2011, shareholders of the AMT-Free Municipal Bond approved the plan of reorganization discussed in Note 1. The reorganization took place on July 18, 2011. In connection with the reorganization, BlackRock National Municipal Fund received cash and securities valued at $464,643,093 from AMT-Free Municipal Bond, and BlackRock National Municipal Fund acquired substantially all of the assets and assumed certain stated liabilities of AMT-Free Municipal Bond, with a net asset value of $468,651,298 in exchange for the following newly issued shares of BlackRock National Municipal Fund:

BlackRock	33,622
Institutional	38,526,093
Service	841,541
Investor A	4,579,199
Investor B1*	69,111
Investor C	2,307,268

*	AMT-Free Municipal Bond Investor B shares merged into the newly created Investor B1 share class.

52	BLACKROCK FUNDS II	JUNE 30, 2011

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Funds II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock AMT-Free Municipal Bond Portfolio, BlackRock Kentucky Municipal Bond Portfolio (in liquidation), and BlackRock Ohio Municipal Bond Portfolio (in liquidation), three of the thirty-two series constituting BlackRock Funds II (the “Trust”), (collectively the “Funds”), as of June 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows for the BlackRock AMT-Free Municipal Bond Portfolio for the year then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 of the Notes to Financial Statements, on February 9, 2011, the Board of Trustees approved a proposal to close BlackRock Kentucky Municipal Bond Portfolio and BlackRock Ohio Municipal Bond Portfolio to new investors and liquidate BlackRock Kentucky Municipal Bond Portfolio and BlackRock Ohio Municipal Bond Portfolio, which was completed on July 14, 2011. As a result, BlackRock Kentucky Municipal Bond Portfolio and BlackRock Ohio Municipal Bond Portfolio changed their basis of accounting from the going concern basis to the liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Trust listed in the first paragraph as of June 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the cash flows for the BlackRock AMT-Free Municipal Bond Portfolio for the year then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America for the BlackRock AMT-Free Municipal Bond Portfolio and in conformity with accounting principles generally accepted in the United States of America applied on the bases described in the preceding paragraph for the Blackrock Kentucky Municipal Bond Portfolio and BlackRock Ohio Municipal Bond Portfolio.

As discussed in Notes 1 and 9 of the Notes to Financial Statements, on June 24, 2011 the shareholders of BlackRock AMT-Free Municipal Bond Portfolio approved a plan of reorganization and on July 18, 2011, BlackRock National Municipal Fund (a series of BlackRock Municipal Bond Fund, Inc.) acquired substantially all of the assets and assumed certain stated liabilities of BlackRock AMT-Free Municipal Bond Portfolio.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

August 25, 2011

Important Tax Information (Unaudited)

The following table summarizes the taxable per share distributions paid by BlackRock AMT-Free Municipal Bond Portfolio of BlackRock Funds II for the taxable year ended June 30, 2011.

Payable Date	Ordinary Income*
12/21/2010	$0.000374

*	Additionally, all ordinary income distributions are comprised of interest related dividends for non-US residents and are eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

All other net investment income distributions paid by BlackRock AMT-Free Municipal Bond Portfolio, BlackRock Kentucky Municipal Bond Portfolio and BlackRock Ohio Municipal Bond Portfolio qualify as tax-exempt interest dividends for federal income tax purposes.

All net investment income distributions paid by BlackRock AMT-Free Municipal Bond Portfolio of BlackRock Funds II during the taxable period ended July 18, 2011 qualify as tax-exempt interest dividends for federal income tax purposes.

BLACKROCK FUNDS II	JUNE 30, 2011	53

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock AMT-Free Municipal Bond Portfolio (the “AMT-Free Portfolio”), BlackRock Kentucky Municipal Bond Portfolio (the “Kentucky Municipal Portfolio”) and BlackRock Ohio Municipal Bond Portfolio (the “Ohio Municipal Portfolio”) (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Funds II (the “Trust”), met on April 12, 2011 and May 10-11, 2011 to consider the approval of the Trust’s investment advisory agreement (the “Advisory Agreement”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Financial Management, Inc. (the “Sub-Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were:

(a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 12, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper and, for the AMT-Free Portfolio and the Kentucky Municipal Portfolio, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 12, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 12, 2011 meeting, and as

54	BLACKROCK FUNDS II	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 10-11, 2011 Board meeting.

At an in-person meeting held on May 10-11, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with each Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates and significant shareholders provide each Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 12, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category and, for the AMT-Free Portfolio and the Kentucky Municipal Portfolio, a customized peer group selected by BlackRock. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the AMT-Free Portfolio ranked in the second, first and third quartiles against its Customized Lipper Peer Group-Composite for the one-, three- and five-year periods reported, respectively.

The Board noted that the Kentucky Municipal Portfolio ranked in the second, first and first quartiles against its Customized Lipper Peer Group-Composite for the one-, three- and five-year periods reported, respectively.

BLACKROCK FUNDS II	JUNE 30, 2011	55

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board noted that the Ohio Municipal Portfolio ranked in the first, first and third quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relation ship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the AMT-Free Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the AMT-Free Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the AMT-Free Portfolio’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual management fee ratio paid by the AMT-Free Portfolio’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board further noted that the AMT-Free Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the AMT-Free Portfolio increases above certain contractually specified levels. In addition, the Board noted that BlackRock has contractually and/or voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the AMT-Free Portfolio’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Kentucky Municipal Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Kentucky Municipal Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that although the Kentucky Municipal Portfolio’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was above the median actual management fee ratio paid by the Kentucky Municipal Portfolio’s Peers, after giving effect to any expense reimbursements or fee waivers, the actual management fee ratio was in the third quartile. The Board further noted that the Kentucky Municipal Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Kentucky Municipal Portfolio increases above certain contractually specified levels. In addition, the Board noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Kentucky Municipal Portfolio’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Ohio Municipal Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Ohio Municipal Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Ohio Municipal Portfolio’s actual total expense ratio, after giving effect to any expense reimbursement or fee waivers by BlackRock, were reasonable relative to the median actual total expense

56	BLACKROCK FUNDS II	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

ratio paid by the Ohio Municipal Portfolio’s Peers, after giving effect to any expense reimbursement or fee waivers. The Board further noted that the Ohio Municipal Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Ohio Municipal Portfolio increases above certain contractually specified levels. In addition, the Board noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Ohio Municipal Portfolio’s total net expenses on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to each Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS II	JUNE 30, 2011	57

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]

Robert M. Hernandez 55 East 52nd Street New York, NY 10055 1944	Chairman of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001.	34 RICs consisting of 97 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemicals); RTI International Metals, Inc. (metals); TYCO Electronics (electronics)

Fred G. Weiss 55 East 52nd Street New York, NY 10055 1941	Vice Chairman of the Board and Trustee	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director and Treasurer Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (medical technology commercialization company) from 2001 to 2007.	34 RICs consisting of 97 Portfolios	Watson Pharmaceuticals, Inc.

James H. Bodurtha 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	34 RICs consisting of 97 Portfolios	None

Bruce R. Bond 55 East 52nd Street New York, NY 10055 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	34 RICs consisting of 97 Portfolios	None

Donald W. Burton 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Director, Lifestyle Family Fitness (fitness industry) since 2006; Director, Idology, Inc. (technology solutions) since 2006; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.	34 RICs consisting of 97 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)

Honorable Stuart E. Eizenstat 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company since 2002; Advisory Board Member, Veracity Worldwide, LLC (risk management) since 2007; Member of the Board of Directors, Chicago Climate Exchange (environmental) since 2006; Member of the International Advisory Board GML (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2010.	34 RICs consisting of 97 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical (metallurgical industry); UPS Corporation (delivery service)

Kenneth A. Froot 55 East 52nd Street New York, NY 10055 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	34 RICs consisting of 97 Portfolios	None

John F. O’Brien 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007	Chairman and Director, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Allmerica Financial Corporation from 1995 to 2003; Director, ABIOMED from 1989 to 2006; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007; Vice Chairman and Director, Boston Lyric Opera from 2002 to 2007.	34 RICs consisting of 97 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

Roberta Cooper Ramo 55 East 52nd Street New York, NY 10055 1942	Trustee	Since 2007	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit), since 2008; President, American Bar Association from 1995 to 1996.	34 RICs consisting of 97 Portfolios	None

58	BLACKROCK FUNDS II	JUNE 30, 2011

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)

David H. Walsh 55 East 52nd Street New York, NY 10055 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation since 2008; Director, Ruckleshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.	34 RICs consisting of 97 Portfolios	None

[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2]

Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s Board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003; and Fred G. Weiss, 1998.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.	165 RICs consisting of 291 Portfolios	None

Laurence D. Fink 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees; Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.	34 RICs consisting of 97 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	165 RICs consisting of 291 Portfolios	None

[3]

Messrs. Davis and Fink are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK FUNDS II	JUNE 30, 2011	59

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director, Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[1]	Officers of the Trust serve at the pleasure of the Board of Trustees.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisor BlackRock Financial Management, Inc. New York, NY 10055	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Custodian BNY Mellon Investment Servicing Trust Company Wilmington, DE 19809

Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

60	BLACKROCK FUNDS II	JUNE 30, 2011

Additional Information

Proxy Results

At a special meeting of all shareholders of BlackRock AMT-Free Municipal Bond Portfolio, a series of BlackRock Funds II, held on June 24, 2011 the results were as follows:

Proposal 1.

1: To consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Fund would transfer all of its assets to the BlackRock National Municipal Fund (the “Acquiring Fund”), a series of BlackRock Municipal Bond Fund, Inc., in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Fund and shares of the Acquiring Fund, as detailed in the Reorganization Agreement, which shares will be distributed by your Fund to you on a pro rata basis in complete liquidation of your Fund.

Votes For	Votes Against	Abstain
36,650,913	182,112	64,437

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK FUNDS II	JUNE 30, 2011	61

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62	BLACKROCK FUNDS II	JUNE 30, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio†

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund

BlackRock Focus Value Fund

BlackRock Global Allocation Fund†

BlackRock Global Dividend Income Portfolio

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund

BlackRock Global Growth Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Healthcare Fund

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock Small/Mid-Cap Growth Portfolio

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Utilities and Telecommunications Fund

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Fixed Income Funds
BlackRock Bond Index Fund BlackRock Core Bond Fund BlackRock Emerging Market Debt Portfolio BlackRock Floating Rate Income Portfolio BlackRock GNMA Portfolio BlackRock High Income Fund

BlackRock High Yield Bond Portfolio

BlackRock Income Portfolio†

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

				BlackRock Multi-Sector Bond Portfolio BlackRock Strategic Income Opportunities Portfolio BlackRock Total Return Fund BlackRock US Government Bond Fund BlackRock World Income Fund US Mortgage Portfolio

Municipal Bond Funds
BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Bond Fund			BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS II	JUNE 30, 2011	63

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MUNI-6/11-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Fred G. Weiss

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock AMT-Free Municipal Bond Portfolio	$22,000	$21,100	$0	$0	$24,200	$6,100	$0	$0
BlackRock Kentucky Municipal Bond Portfolio	$21,600	$20,700	$0	$0	$24,200	$6,100	$0	$20
BlackRock Ohio Municipal Bond Portfolio	$21,600	$20,700	$0	$0	$24,200	$6,100	$0	$31

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services includes tax compliance, tax advice and tax planning.
3	The nature of the services includes a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock AMT-Free Municipal Bond Portfolio	$24,200	$16,979
BlackRock Kentucky Municipal Bond Portfolio	$24,200	$16,897
BlackRock Ohio Municipal Bond Portfolio	$24,200	$16,908

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 2, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: September 2, 2011